Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019
Shares						Value ($)
	COMMON STOCK - 0.0% *
10,554	Frontera Energy Corp.					101,952
	TOTAL COMMON STOCK (Cost - $937,302)					101,952

Principal Amount ($)			Spread	Interest Rate	Maturity
	BONDS & NOTES - 68.9%
	ADVERTISING - 0.1%
110,000	Interpublic Group of Cos., Inc.			4.6500	10/1/2028	123,262
95,000	Interpublic Group of Cos., Inc.			5.4000	10/1/2048	113,072
337,000	Omnicom Group, Inc.			3.6250	5/1/2022	349,157
						585,491
	AEROSPACE / DEFENSE - 0.1%
25,000	Bombardier, Inc. (b)			6.0000	10/15/2022	24,969
190,000	Lockheed Martin Corp.			4.7000	5/15/2046	241,188
349,000	Northrop Grumman Corp.			2.0800	10/15/2020	349,117
20,000	Transdigm, Inc. (b)			6.2500	3/15/2026	21,475
25,000	Transdigm, Inc.			6.3750	6/15/2026	26,313
						663,062
	AGRICULTURE - 0.1%
95,000	Altria Group, Inc.			5.9500	2/14/2049	111,716
390,000	BAT Capital Corp.			2.7640	8/15/2022	393,444
130,000	Reynolds American, Inc.			4.0000	6/12/2022	135,430
						640,590
	AIRLINES - 0.2%
230,000	Delta Airlines, Inc.			3.6250	3/15/2022	236,265
390,000	Delta Airlines, Inc.			3.4000	4/19/2021	395,447
224,633	Guanay Finance Limited			6.0000	12/15/2020	226,879
200,000	Latam Finance Ltd. (b)			7.0000	3/1/2026	213,002
						1,071,593
	AUTO MANUFACTURERS - 0.3%
220,000	Daimler Finance North America LLC (b)			2.2500	3/2/2020	220,051
380,000	Daimler Finance North America LLC (b)			2.3000	2/12/2021	380,294
55,000	Ford Motor Co.			7.4500	7/16/2031	63,170
395,000	General Motors Financial Co., Inc.			3.2000	7/6/2021	399,051
430,000	General Motors Financial Co., Inc. (c)		3 Month LIBOR + 0.99	3.2785	1/5/2023	424,037
						1,486,603
	AUTO PARTS & EQUIPMENT - 0.0% *
15,000	Panther BF Aggregator 2 LP (b)			6.2500	5/15/2026	15,788

	AUTOMOBILE ABS - 1.1%
403,501	Flagship Credit Auto Trust 2016-4 (b)			2.4100	10/15/2021	403,419
100,000	GLS Auto Receivables Trust 2018-2 (b)			3.7100	3/15/2023	101,308
344,860	GLS Auto Receivables Trust 2018-3 (b)			3.3500	8/15/2022	346,412
670,391	GLS Auto Receivables Trust 2019-1 (b)			3.3700	1/17/2023	675,666
2,500,000	Tesla Auto Lease Trust 2018-A (b)			2.7500	2/20/2020	2,500,000
118,840	Westlake Automobile Receivables Trust 2016-3 (b)			2.4600	1/18/2022	118,843
944,769	Westlake Automobile Receivables Trust 2017-1 (b)			2.7000	10/17/2022	945,331
500,000	Westlake Automobile Receivables Trust 2018-2 (b)			3.2000	1/16/2024	502,511
						5,593,490
	BANKS - 3.2%
500,000	Banco Bradesco SA/Cayman Islands			5.9000	1/16/2021	517,505
500,000	Banco Continental SA Via Continental Senior Trustees Cayman Ltd			5.5000	11/18/2020	516,875
300,000	Banco de Reservas de la Republica Dominicana			7.0000	2/1/2023	314,253
500,000	Banco del Estado de Chile			2.6680	1/8/2021	500,005
200,000	Banco do Brasil SA (c)		10 Year Treasury Note + 4.40	6.2500	10/15/2166	197,000
300,000	Banco do Brasil SA (c)		10 Year Treasury Note + 7.78	8.5000	12/31/2049	315,270
300,000	Banco Internatcional del Peru SAA/Panama			5.7500	10/7/2020	309,003
150,000	Banco Macro SA (c)		5 Year Swap Rate + 5.46	6.7500	11/4/2026	102,375
600,000	Banco Mercantil del Norte SA (c)		5 Year Treasury Note + 5.04	6.8750	10/6/2166	602,250
200,000	Banco Mercantil del Norte SA (c)		10 Year Treasury Note + 5.35	7.6250	10/6/2166	204,002
400,000	Banco Nacional de Comercio Exterior SNC (c)		5 Year Treasury Note + 3.00	3.8000	8/11/2026	404,504
150,000	Banco Santander Chile			2.5000	12/15/2020	150,285
200,000	Bancolombia SA			6.1250	7/26/2020	205,052
350,000	Bancolombia SA			5.9500	6/3/2021	368,375
100,000	Bancolombia SA			5.1250	9/11/2022	105,126
400,000	Bangkok Bank PCL			4.8000	10/18/2020	409,732
410,000	Bank of America Corp. (c)		3 Month LIBOR + 0.79	2.9166	3/5/2024	410,678
125,000	Bank of America Corp. (c)		3 Month LIBOR + 1.21	3.9740	2/7/2030	136,602
180,000	Bank of Montreal			2.9000	3/26/2022	183,458
125,000	Bank of Montreal (c)		5 Year Swap Rate + 1.43	3.8030	12/15/2032	129,641
260,000	Bank of Nova Scotia			3.4000	2/11/2024	271,506
195,000	BB&T Corp.			2.2000	3/16/2023	194,885
Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
Principal Amount ($)			Spread	Interest Rate	Maturity	Value ($)
	BANKS - 3.2% (Continued)
100,000	BBVA Bancomer SA			7.2500	4/22/2020	102,200
750,000	BBVA Bancomer SA			6.5000	3/10/2021	781,883
200,000	BBVA Bancomer SA (c)		5 Year Treasury Note + 2.65	5.1250	1/18/2033	190,500
265,000	Citigroup, Inc. (c)		3 Month LIBOR + 1.10	3.2237	5/17/2024	267,309
600,000	Citigroup, Inc. (c)		3 Month LIBOR + 1.02	3.1606	6/1/2024	603,971
115,000	Commonwealth Bank of Australia (b)			3.9000	7/12/2047	128,796
1,100,000	DBS Group Holdings Ltd. (c)		5 Year Swap + 2.39	3.6000	12/29/2049	1,102,750
150,000	Gilex Holding Sarl			8.5000	5/2/2023	160,877
500,000	Global Bank Corp.			4.5000	10/20/2021	514,690
50,000	Global Bank Corp.(b,c)		3 Month Libor + 3.30	5.2500	4/16/2029	53,038
250,000	Goldman Sachs Group, Inc.			3.6250	2/20/2024	262,010
100,000	Industrial Senior Trust			5.5000	11/1/2022	104,625
675,000	Itau Unibanco Holding SA Island			5.7500	1/22/2021	696,465
400,000	JPMorgan Chase & Co. (c)		3 Month LIBOR + 0.70	3.2070	4/1/2023	409,747
500,000	Malayan Banking Bhd (c)		5 Year Swap 2.54	3.9050	10/29/2026	508,270
270,000	Mitsubishi UFJ Financial Group, Inc.			3.2180	3/7/2022	276,353
260,000	Mitsubishi UFJ Financial Group, Inc. (c)		3 Month LIBOR + 0.74	2.8776	3/2/2023	259,912
595,000	Morgan Stanley (c)		3 Month LIBOR + 0.93	3.2076	7/22/2022	599,527
250,000	Morgan Stanley (c)		3 Month LIBOR + 0.85	3.7370	4/24/2024	261,090
200,000	Nacional Financiera SNC			3.3750	11/5/2020	201,252
270,000	Santander Holdings USA, Inc.			3.4000	1/18/2023	276,289
120,000	Scotiabank Peru SAA (c)		3 Month LIBOR + 3.86	4.5000	12/13/2027	124,351
605,000	Sumitomo Mitsui Financial Group, Inc.			2.0580	7/14/2021	603,190
400,000	Toronto-Dominion Bank (The)			3.2500	6/11/2021	408,406
200,000	United Overseas Bank Ltd. (c)		5 Year Swap + 1.65	2.8800	3/8/2027	199,784
600,000	United Overseas Bank Ltd. (c)		5 Year Treasury + 1.50	3.7500	4/15/2029	622,280
						16,267,947
	BEVERAGES - 0.1%
90,000	Anheuser-Bush InBev Finance, Inc.			4.9000	2/1/2046	107,390
200,000	Coca-Cola Femsa SAB de CV			4.6250	2/15/2020	201,520
230,000	Constellation Brands Inc			3.1500	8/1/2029	234,364
45,000	Cott Holdings, Inc. (b)			5.5000	4/1/2025	46,689
						589,963
	BUILDING MATERIALS - 0.1%
200,000	InterCement Financial Operations BV			5.7500	7/17/2024	150,000
135,000	Owens Corning			4.4000	1/30/2048	124,266
300,000	Tecnoglass, Inc.			8.2000	1/31/2022	323,250
						597,516
	CHEMICALS - 0.4%
300,000	Braskem Finance Ltd.			7.0000	5/7/2020	306,780
200,000	Braskem Finance Ltd.			5.7500	4/15/2021	207,002
125,000	DowDuPont, Inc.			3.7660	11/15/2020	127,301
225,000	Mosaic Co. (The)			4.0500	11/15/2027	233,752
105,000	Nutrien Ltd.			4.2000	4/1/2029	115,658
200,000	Syngenta Finance NV			5.6760	4/24/2048	206,634
700,000	UPL Corp. Ltd.			3.2500	10/13/2021	702,604
200,000	UPL Corp. Ltd.			4.5000	3/8/2028	207,312
						2,107,043
	COAL - 0.0% *
30,000	Peabody Energy Corp. (b)			6.0000	3/31/2022	30,150
25,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp. (b)			7.5000	6/15/2025	22,250
						52,400
	COMMERCIAL MBS - 10.0%
215,000	AREIT 2019-CRE3 Trust (b,c)		1 Month LIBOR + 2.65	4.6775	9/14/2036	215,403
1,229,000	Atrium Hotel Portfolio Trust 2017-ATRM E (b,c)		1 Month LIBOR + 3.05	5.0775	11/15/2019	1,233,595
195,000	Atrium Hotel Portfolio Trust 2018-ATRM A (b,c)		1 Month LIBOR + 3.40	5.4275	6/15/2035	196,095
265,000	BAMLL Commercial Mortage Securities Trust 2019-AHT (b,c)		1 Month LIBOR + 2.50	4.5275	3/15/2034	267,375
848,957	Bancorp Commercial Mortgage 2018 CRE4 Trust A (b,c)		1 Month LIBOR + 0.90	2.9275	9/15/2035	848,988
243,000	Bancorp Commercial Mortgage 2019-CRE5 Trust D (b,c)		1 Month LIBOR + 2.30	4.3775	3/15/2036	243,304
142,000	Bancorp Commercial Mortgage 2019-CRE6 Trust (b,c)		1 Month LIBOR + 2.35	4.5660	9/15/2036	142,178
104,000	BANK 2019-BNK17 C (d)			4.6706	4/15/2052	113,835
106,000	Barclays Commercial Mortgage Trust 2019-C3			4.0960	5/15/2052	116,044
101,000	BBCMS 2017-DELC Mortgage Trust C (b,c)		1 Month LIBOR + 1.20	3.2275	8/15/2036	100,620
115,000	BBCMS 2017-DELC Mortgage Trust D (b,c)		1 Month LIBOR + 1.70	3.7275	8/15/2036	115,072
231,000	BBCMS 2017-DELC Mortgage Trust E (b,c)		1 Month LIBOR + 2.50	4.5275	8/15/2036	231,144
230,000	BBCMS 2017-DELC Mortgage Trust F (b,c)		1 Month LIBOR + 3.50	5.5275	8/15/2036	230,143
719,000	BBCMS 2018-TALL Mortgage Trust A (b,c)		1 Month LIBOR + 7.22	2.7495	3/15/2037	717,211
298,000	BBCMS Trust 2018-CBM (b,c)		1 Month LIBOR + 3.15	5.1775	7/15/2037	297,999
32,734,000	BB-UBS Trust 2012-SHOW XA (b,d,g)			0.7300	11/5/2024	975,120
18,022,000	BB-UBS Trust 2012-SHOW XB (b,d,g)			0.2780	11/5/2024	167,569
104,000	BENCHMARK 2019-B10 Mortgage Trust			3.7500	3/15/2062	108,560
Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
Principal Amount ($)			Spread	Interest Rate	Maturity	Value ($)
	COMMERCIAL MBS - 10.0% (Continued)
784,000	BHMS 2018-ATLS (b,c)		1 Month LIBOR + 1.25	3.2775	7/15/2035	783,995
130,000	BHP Trust 2019-BXHP (b,c)		1 Month LIBOR + 2.57	4.5952	8/15/2036	129,836
144,000	Braemar Hotels & Resorts Trust 2018-Prime F (b,c)		1 Month LIBOR + 2.90	4.9275	6/15/2035	144,179
207,000	BX Commercial Mortgage Trust 2018-BIOA D (b,c)		1 Month LIBOR + 1.32	3.3486	3/15/2037	207,517
734,000	BX Commercial Mortgage Trust 2018-BIOA E (b,c)		1 Month LIBOR + 1.95	3.9786	3/15/2037	736,285
454,750	BX Trust 2017-APPL B (b,c)		1 Month LIBOR + 1.15	3.1775	7/15/2034	454,603
169,150	BX Trust 2017-SLCT D (b,c)		1 Month LIBOR + 2.05	4.0775	7/15/2034	169,680
286,450	BX Trust 2017-SLCT E (b,c)		1 Month LIBOR + 3.15	5.1775	7/15/2034	287,886
408,324	BX Trust 2018-EXCL (b,c)		1 Month LIBOR + 1.09	3.1151	9/15/2020	407,950
100,000	BX Trust 2018-GW D (b,c)		1 Month LIBOR + 1.77	3.7975	5/15/2035	100,311
419,000	BX Trust 2018-MCSF F (b,c)		1 Month LIBOR + 2.65	4.6740	4/15/2035	421,095
442,000	BX Trust 2019-MMP B (b,c)		1 Month LIBOR + 1.30	3.3275	8/15/2036	442,000
129,000	BX Trust 2019-MMP F (b,c)		1 Month LIBOR + 2.79	4.8196	8/15/2036	128,999
599,000	BXMT 2017-FL1 Ltd. C (b,c,h)		1 Month LIBOR + 1.95	3.9747	6/15/2035	596,904
643,000	Caesars Palace Las Vegas Trust 2017-VICI (b)			3.8349	10/15/2034	669,692
116,000	Carbon Capital VI Commercial Mortgage 2019-FL2 Trust (b,c)		1 Month LIBOR + 2.85	4.8775	10/15/2035	116,799
2,878,055	CD 2017-CD4 Mortgage Trust XA (d,g)			1.4667	5/10/2050	209,368
259,000	CF Trust 2019-MF1 F (b,c)		1 Month LIBOR + 2.95	4.9775	8/15/2021	259,002
6,184,349	CFCRE 2017-C8 XA (g)			1.8149	6/15/2050	548,043
2,302,000	CFCRE 2017-C8 XB (b,g)			1.1195	6/15/2050	148,155
105,000	CFCRE Commercial Mortgage Trust 2017- C8 B (d)			4.1985	6/15/2050	114,467
1,081,000	CFCRE Commercial Mortgage Trust 2018-TAN C (b)			5.2948	2/15/2033	1,157,610
649,000	CFCRE Commercial Mortgage Trust 2018-TAN D (b)			6.0994	2/15/2033	696,591
725,000	CGGS Commercial Mortgage Trust 2018-WSS D (b,c)		1 Month LIBOR + 2.30	4.3275	2/15/2020	723,636
391,000	CHT 2017-COSMO Mortgage Trust E (b,c)		1 Month LIBOR + 3.00	5.0275	11/15/2034	391,731
209,000	CHT 2017-COSMO Mortgage Trust F (b,c)		1 Month LIBOR + 3.74	5.7687	11/15/2034	209,522
621,705	Citigroup Commercial Mortgage Trust 2012-GC8 XA (b,d)			2.0531	9/10/2045	26,365
6,319,139	Citigroup Commercial Mortgage Trust 2014-GC21 XA (d,g)			1.3462	5/10/2047	291,610
4,424,418	Citigroup Commercial Mortgage Trust 2014-GC25 XA (d)			1.0540	10/10/2047	189,470
224,000	Citigroup Commercial Mortgage Trust 2015-GC27 D (b,d)			4.5770	2/10/2048	213,335
72,000	Citigroup Commercial Mortgage Trust 2016-GC36 D (b)			2.8500	2/10/2049	62,582
1,956,877	Citigroup Commercial Mortgage Trust 2016-GC36 XA (d,g)			1.4397	2/10/2049	125,024
4,601,475	Citigroup Commercial Mortgage Trust 2016-P3 XA (d,g)			1.8509	4/15/2049	361,219
796,000	Citigroup Commercial Mortgage Trust 2018-TBR D (b,c)		1 Month LIBOR + 1.80	3.8275	12/15/2019	795,499
38,000	CLNS Trust 2017-IKPR D (b,c)		1 Month LIBOR + 2.05	4.0995	6/11/2032	38,071
414,000	CLNS Trust 2017-IKPR E (b,c)		1 Month LIBOR + 3.50	5.5495	6/11/2032	415,296
783,779	COMM 2012-CCRE3 Mortgage Trust XA (d)			2.0686	10/15/2045	36,099
152,000	COMM 2012-CR4 D (d)			4.7197	11/15/2022	73,671
699,002	COMM 2012-LC4 Mortgage XA Trust (b,d,g)			2.2885	12/10/2044	27,623
8,216,782	COMM 2013-CCRE12 Mortgage Trust XA (d,g)			1.3199	10/10/2046	313,557
100,000	COMM 2014-CCRE20 Mortgage Trust C (d)			4.6576	11/10/2047	106,776
644,150	COMM 2014-UBS4 F Mortgage Trust (b,h)			3.7500	8/10/2047	250,188
1,153,576	COMM 2014-UBS4 G Mortgage Trust (b,h)			3.7500	8/10/2047	137,308
5	COMM 2014-UBS4 V Mortgage Trust *** (b,d,h)			0.0010	8/10/2047	-
2,547,082	COMM 2015-CCRE22 Mortgage Trust XA (d,g)			1.0849	3/10/2048	85,330
79,000	COMM 2016-CR28 Mortgage Trust (d)			4.6470	2/10/2049	85,618
53,000	COMM 2016-DC2 Mortgage Trust (d)			4.7944	2/10/2049	55,945
115,000	COMM 2016-GCT Mortgage D Trust (b,d)			3.5768	8/10/2029	115,931
111,000	COMM 2016-GCT Mortgage E Trust (b,d)			3.5768	8/10/2021	110,870
7,334,862	Commercial Mortgage Trust (b,d,g)			1.4894	1/10/2023	267,399
9,975,210	CSAIL 2017-CX9 Commercial Mortgage Trust XA (d,g)			1.0250	9/15/2050	391,028
10,509,302	CSAIL 2017-CX10 Commercial Mortgage Trust (d,g)			0.8607	11/15/2027	489,208
623,000	CSMC Trust 2017-CHOP D (b,c)		1 Month LIBOR + 1.90	3.9275	7/15/2032	624,553
57,000	CSMC Trust 2017-CHOP E (b,c)		1 Month LIBOR + 3.30	5.3275	7/15/2032	57,285
171,000	CSMC Trust 2017-LSTK C (b)			3.2294	4/5/2021	171,043
204,000	CSMC Trust 2017-LSTK D (b,d)			3.4415	4/5/2021	203,957
750,000	CSMC 2019-ICE4 A (b,c)		1 Month LIBOR + 0.98	3.0075	5/15/2036	750,000
742,809	Exantas Capital Corp 2019-RSO7 Ltd. (b,c,h)		1 Month LIBOR + 1.00	3.0247	4/15/2036	742,809
526,000	GPMT 2018-GPP Mortgage Trust (b,c,h)		1 Month LIBOR + 2.95	4.9943	11/21/2035	527,315
392,000	GPMT 2018-GPP Mortgage Trust (b,c)		1 Month LIBOR + 1.28	3.3075	6/15/2035	390,282
160,000	Great Wolf Trust 2017 D (b,c)		1 Month LIBOR + 2.10	4.1275	9/15/2034	159,999
249,000	Great Wolf Trust 2017 E (b,c)		1 Month LIBOR + 3.10	5.1275	9/15/2034	249,076
132,000	Great Wolf Trust 2017 F (b,c)		1 Month LIBOR + 4.07	6.0975	9/15/2034	132,082
255,000	GS Mortgage Securities Corp. Trust 2017-500K E (b,c)		1 Month LIBOR + 1.50	3.5275	7/15/2032	255,318
175,000	GS Mortgage Securities Corp. Trust 2017-500K F (b,c)		1 Month LIBOR + 1.80	3.8275	7/15/2032	175,438
146,000	GS Mortgage Securities Corp Trust 2018-FBLU (b,c)		1 Month LIBOR + 3.25	5.2775	11/15/2035	146,546
290,000	GS Mortgage Securities Corp Trust 2018-TWR (b,c)		1 Month LIBOR + 3.92	5.9522	7/15/2031	291,860
250,000	GS Mortgage Securities Corp Trust 2019-SMP (b,c)		1 Month LIBOR + 3.10	5.2400	8/15/2032	250,677
250,000	GS Mortgage Securities Corp Trust 2019-SMP (b,c)		1 Month LIBOR + 4.25	6.3900	8/15/2032	249,998
550,000	GS Mortgage Securities Trust 2014-GC26 D (b,d)			4.6678	11/10/2047	481,961
Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
Principal Amount ($)			Spread	Interest Rate	Maturity	Value ($)
	COMMERCIAL MBS - 10.0% (Continued)
105,000	GS Mortgage Securities Trust 2017-GS6			3.8690	5/10/2050	112,527
100,000	GSCG 2019-600C D (b)			3.7644	9/6/2034	101,731
100,000	GSCG 2019-600C E (b,d)			4.1179	9/6/2034	101,910
231,000	Hawaii Hotel Trust 2019-MAUI (b,c)		1 Month LIBOR + 2.75	4.7775	5/15/2038	231,794
511,000	Hilton Orlando Trust 2018-ORL B (b,c)		1 Month LIBOR + 1.05	3.0775	12/15/2034	510,516
104,927	HPLY Trust 2019-HIT F (b,c)		1 Month LIBOR + 3.15	5.1775	11/15/2026	104,927
228,662	HPLY Trust 2019-HIT G (b,c)		1 Month LIBOR + 3.90	5.9275	11/15/2026	228,662
16,534	J.P. Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8 X (d)			0.4197	5/15/2045	26
140,351	J.P. Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9 AMS			5.3370	5/15/2047	129,235
115,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C3 D (b,d)			5.8526	2/15/2046	114,578
334,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C3 E (b,d)			5.8526	2/15/2046	322,880
601,985	J.P. Morgan Chase Commercial Mortgage Securities Trust 2012-C6 XA (d)			1.5828	5/15/2045	20,124
706,198	J.P. Morgan Chase Commercial Mortgage Securities Trust 2012-C8 XA (d)			1.8209	10/15/2045	30,122
534,757	J.P. Morgan Chase Commercial Mortgage Securities Trust 2012-CBX XA (d)			1.6533	6/15/2045	13,768
34,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 B			3.4595	8/15/2049	35,242
26,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 C (d)			3.9421	8/15/2049	26,897
119,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI E (b,d)			4.1426	10/5/2021	120,436
1,109,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8 B(b,c)		1 Month LIBOR + 1.10	3.1275	2/15/2035	1,106,564
144,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8 C (b,c)		1 Month LIBOR + 1.30	3.3275	2/15/2035	143,729
786,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT (b,c)		1 Month LIBOR + 2.60	4.6669	7/5/2023	788,466
500,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT (b)			5.5422	7/5/2023	518,832
642,000	JP Morgan Chase Commercial Mortgage Securities Trust 2019-MFP A (b,c)		1 Month LIBOR + 0.96	3.0275	7/15/2036	641,196
305,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP F (b,c,h)		1 Month LIBOR + 3.00	5.1275	7/15/2036	306,141
39,000	JP Morgan Chase Commercial Mortgage Securities Trust 2019-ICON UES C (b)			4.3427	5/5/2032	41,439
40,000	JP Morgan Chase Commercial Mortgage Securities Trust 2019-ICON UES D (b,d)			4.6005	5/5/2032	42,184
47,000	JP Morgan Chase Commercial Mortgage Securities Trust 2019-ICON UES E (b,d)			4.6005	5/5/2032	48,563
49,000	JP Morgan Chase Commercial Mortgage Securities Trust 2019-ICON UES F (b,d)			4.6005	5/5/2032	49,187
53,000	JP Morgan Chase Commercial Mortgage Securities Trust 2019-ICON UES G (b,d,h)			4.6005	5/5/2032	51,421
144,000	JPMBB Commercial Mortgage Securities Trust 2014-C23 (b,d)			3.3640	9/15/2047	121,767
8,416,820	JPMBB Commercial Mortgage Securities Trust 2014-C25 XA (d)			0.9905	11/15/2047	305,290
100,000	JPMBB Commercial Mortgage Securities Trust 2015-C29 B (d)			4.1180	5/15/2048	106,267
86,000	JPMBB Commercial Mortgage Securities Trust 2016-C1 C (d)			4.9049	3/15/2049	92,985
12,568,173	JPMDB Commercial Mortgage Securities Trust 2017-C5 XA (d,g)			1.1379	3/15/2050	711,156
124,855	LB-UBS Commercial Mortgage Trust 2006-C7 XCL (b,d)			0.6823	11/15/2038	27
104,046	LB-UBS Commercial Mortgage Trust 2006-C7 XW (b,d,h)			0.6823	11/15/2038	23
542,000	LCCM Mortgage Trust 2014-PKMD MRC (b,d)			2.9520	11/14/2027	541,301
12,162	Merrill Lynch Mortgage Trust 2006-C1 AJ (d)			5.8618	5/12/2039	12,245
500,000	Monarch Beach Resort Trust 2018-MBR MZ (b,c)		1 Month LIBOR + 4.96	6.9875	7/15/2025	499,690
656,632	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 XA (b,d)			1.5245	8/15/2045	21,437
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 C (d)			4.4893	10/15/2047	132,671
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 C			4.0000	12/15/2047	129,026
72,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 C (d)			4.6798	10/15/2048	78,280
91,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 C (d)			4.9079	4/15/2026	98,439
16,132,500	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34 XB (d,g)			0.2697	11/15/2052	238,246
300,089	Morgan Stanley Capital I Trust 2011-C1 XA (b,d)			0.4261	9/15/2047	992
165,000	Morgan Stanley Capital I Trust 2017-ASHF D (b,c)		1 Month LIBOR + 2.20	4.2275	11/15/2034	164,793
247,000	Morgan Stanley Capital I Trust 2017-ASHF E (b,c)		1 Month LIBOR + 3.15	5.1775	11/15/2034	246,689
187,000	Morgan Stanley Capital I Trust 2017-ASHF F (b,c)		1 Month LIBOR + 4.35	6.3775	11/15/2034	186,882
569,000	Morgan Stanley Capital I Trust 2017-CLS E (b,c)		1 Month LIBOR + 1.95	3.9775	11/15/2034	570,068
632,000	Morgan Stanley Capital I Trust 2017-CLS F (b,c)		1 Month LIBOR + 2.60	4.6275	11/15/2034	633,975
150,000	Morgan Stanley Capital I Trust 2018-SUN (b,c)		1 Month LIBOR + 3.05	5.0775	7/15/2035	149,999
107,000	Morgan Stanley Capital I Trust 2019-H6			3.7000	6/15/2052	114,103
1,246,000	Morgan Stanley Capital I Trust 2019-PLND (b,c)		1 Month LIBOR + 1.30	3.3275	5/15/2036	1,246,000
95,200	MSCCG 2016-SNR C (b,d)			5.2050	11/13/2021	97,175
378,000	MSCG Trust 2018-SELF (b,c)		1 Month LIBOR + 3.05	5.0775	10/15/2028	377,998
745,000	Natixis Commercial Mortgage Securities Trust 2018-850T (b,c)		1 Month LIBOR + 1.15	3.1810	7/15/2033	744,066
732,720	Natixis Commercial Mortgage Securities Trust 2018-FL1 A (b,c)		1 Month LIBOR + 0.95	3.1451	6/15/2035	730,426
100,000	Natixis Commercial Mortgage Securities Trust 2018-FL1 C (b,c)		1 Month LIBOR + 2.20	4.3951	6/15/2035	99,093
499,954	PFP 2019-5 Ltd. (b,c)		1 Month LIBOR + 0.97	2.9975	4/14/2036	500,266
734,000	Ready Capital Mortgage Trust 2019-FL3 (b,c)		1 Month LIBOR + 1.00	3.0184	3/25/2034	731,802
283,000	Rosslyn Portfolio Trust 2017-ROSS A (b,c)		1 Month LIBOR + 0.95	2.9775	6/15/2033	283,000
283,000	Rosslyn Portfolio Trust 2017-ROSS B (b,c)		1 Month LIBOR + 1.25	3.2775	6/15/2033	282,714
748,000	Shelter Growth CRE 2019-FL2 Issuer Ltd. (b,c,h)		1 Month LIBOR + 2.30	4.3275	5/15/2036	748,931
898,221	SLIDE 2018-FUN (b,c)		1 Month LIBOR + 0.90	2.9275	6/15/2031	897,373
478,792	SLIDE 2018-FUN (b,c)		1 Month LIBOR + 3.00	5.0275	6/15/2031	482,979
737,882	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA (b,d)			2.1740	8/10/2049	33,253
3,990,359	UBS Commercial Mortgage Trust 2012-C1 XA (b,d,g)			2.2422	5/10/2045	164,143
209,000	UBS Commercial Mortgage Trust 2017-C7 C (d)			4.7385	12/15/2050	227,753
103,000	UBS Commercial Mortgage Trust 2019-C16 B (d)			4.3201	4/15/2052	113,947
449,352	Velocity Commercial Capital Loan Trust 2016-2 AFX (d)			2.9969	10/25/2046	451,562
619,547	Velocity Commercial Capital Loan Trust 2017-1 AFX (b,d)			3.0000	5/25/2047	617,948
680,462	Velocity Commercial Capital Loan Trust 2017-2 AFX (b,d)			3.0700	11/25/2047	686,561
Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
Principal Amount ($)			Spread	Interest Rate	Maturity	Value ($)
	COMMERCIAL MBS - 10.0% (Continued)
140,000	Wells Fargo Commercial Mortgage Trust 2014-LC16 D (b)			3.9380	8/15/2050	114,431
5,111,946	Wells Fargo Commercial Mortgage Trust 2015-C26 XA (d)			1.2989	2/15/2048	259,783
75,000	Wells Fargo Commercial Mortgage Trust 2015-C31 C (d)			4.7612	11/15/2048	80,418
60,000	Wells Fargo Commercial Mortgage Trust 2015-LC22 C (d)			4.6949	9/15/2058	63,576
100,000	Wells Fargo Commercial Mortgage Trust 2015-NXS3 C (d)			4.6382	9/15/2057	106,831
61,000	Wells Fargo Commercial Mortgage Trust 2016-C32 C (d)			4.7207	1/15/2059	64,846
148,000	Wells Fargo Commercial Mortgage Trust 2016-C33 (b)			3.1230	3/15/2059	137,610
89,000	Wells Fargo Commercial Mortgage Trust 2016-C34 C (d)			5.1960	6/15/2049	97,091
124,192	Wells Fargo Commercial Mortgage Trust 2018-BXI D (b,c)		1 Month LIBOR + 1.56	3.5840	12/15/2036	123,885
130,000	Wells Fargo Commercial Mortgage Trust 2018-C46 (d)			5.1456	8/15/2051	147,558
105,000	Wells Fargo Commercial Mortgage Trust 2019-C49 (d)			4.8660	3/15/2052	116,935
84,000	Wells Fargo Commercial Mortgage Trust 2019-C50 B			4.1920	5/15/2052	92,173
84,000	Wells Fargo Commercial Mortgage Trust 2019-C50 C			4.3450	5/15/2052	90,509
6,258,735	Wells Fargo Commercial Mortgage Trust 2019-C51 (d,g)			1.5343	6/15/2052	633,597
658,107	WFRBS Commercial Mortgage Trust 2012-C8 XA (b,d)			1.9079	8/15/2045	26,905
700,024	WFRBS Commercial Mortgage Trust 2012-C9 XA (b,d)			2.0761	11/15/2045	33,493
						50,307,411
	COMMERCIAL SERVICES - 0.3%
600,000	Adani Ports & Special Economic Zone Ltd.			3.9500	1/19/2022	613,783
365,000	Cintas Corp.			2.9000	4/1/2022	372,979
25,000	Garda World Security Corp. (b)			8.7500	5/15/2025	25,677
52,619	INVEPAR A-1 **** (a,h)			0.0000	12/30/2028	225,008
290,000	PayPal Holdings, Inc.			2.2000	9/26/2022	290,998
30,000	Refinitiv US Holdings, Inc. (b)			6.2500	5/15/2026	32,175
25,000	United Rentals North America, Inc.			6.5000	12/15/2026	27,238
5,000	United Rentals North America, Inc.			5.2500	1/15/2030	5,241
43,000	Verscend Escrow Corp. (b)			9.7500	8/15/2026	45,789
						1,638,888
	COMPUTERS - 0.0% *
40,000	Tempo Acquisition LLC (b)			6.7500	6/1/2025	41,200

	DIVERSIFIED FINANCIAL SERVICES - 1.0%
165,000	Air Lease Corp.			2.5000	3/1/2021	165,479
250,000	Air Lease Corp.			3.2500	3/1/2025	254,260
25,000	Allied Universal Holdco LLC (b)			6.6250	7/15/2026	26,406
360,000	American Express Co.			3.7000	11/5/2021	371,690
250,000	American Express Co.			3.4000	2/22/2024	261,459
380,000	Avolon Holdings Funding Ltd. (b)			3.6250	5/1/2022	385,130
30,000	Avolon Holdings Funding Ltd. (b)			5.2500	5/15/2024	32,124
250,000	Avolon Holdings Funding Ltd. (b)			3.9500	7/1/2024	256,425
300,000	B3 SA - Brasil Bolsa Balcao (c)			5.5000	7/16/2020	306,003
200,000	Banco BTG Pactual SA			4.0000	1/16/2020	200,002
200,000	Banco BTG Pactual SA (b,c)		5 Year Treasury + 5.26	7.7500	2/15/2029	208,500
170,000	Capital One Financial Corp.			2.4000	10/30/2020	170,485
395,000	Capital One Financial Corp. (c)		3 Month LIBOR + 0.72	2.9858	1/30/2023	393,611
200,000	Credito Real SAB de CV SOFOM ER (c)		5 Year Treasury + 7.03	9.1250	5/29/2167	205,002
190,000	Discover Financial Services			4.1000	2/9/2027	202,174
30,000	Global Aircraft Leasing Co. Ltd. (b)			6.5000	9/15/2024	30,375
25,000	Nationstar Mortgage Holdings, Inc. (b)			8.1250	7/15/2023	26,063
40,000	NFP Corp. (b)			6.8750	7/15/2025	39,700
206,179	PERU ENHANCED PASS-THRU ****			0.0000	6/2/2025	187,880
854,163	SPARC EM SPC Panama Metro Line 2 SP ****			0.0000	12/5/2022	817,007
20,000	Springleaf Finance Corp.			6.6250	1/5/2028	21,506
145,000	Synchrony Financial			3.9500	12/1/2027	148,641
200,000	Unifin Financiera SAB de CV SOFOM ENR			7.2500	9/27/2023	206,650
200,000	Unifin Financiera SAB de CV SOFOM ENR (c)		5 Year Treasury + 6.51	8.8750	7/29/2066	177,502
						5,094,074
	ELECTRIC - 1.1%
200,000	AES Andres BV (b)			7.9500	5/11/2026	212,750
200,000	AES Andres BV			7.9500	5/11/2026	212,750
800,000	AES Gener SA (b,c)		5 Year Swap + 4.64	7.1250	3/26/2079	837,000
30,000	Calpine Corp. (b)			5.2500	6/1/2026	31,050
195,000	Cometa Energia SA de CV			6.3750	4/24/2035	207,431
385,000	Consolidated Edison, Inc.			2.0000	3/15/2020	384,790
5,000	Consolidated Edison, Inc.			2.0000	5/15/2021	4,995
165,000	DTE Energy Co.			1.5000	10/1/2024	165,491
200,000	Empresa de Transmision Electrica SA (b)			5.1250	5/2/2049	229,875
300,000	Engie Energia Chile SA			5.6250	1/15/2021	311,033
125,000	Georgia Power Co.			2.2000	9/15/2024	123,662
200,000	Inkia Energy Ltd.			5.8750	11/9/2027	207,502
200,000	Israel Electric Corp Ltd.			6.8750	6/21/2023	227,662
197,640	LLPL Capital Pte Ltd. (b)			6.8750	2/4/2039	229,480
200,000	Minejesa Capital BV			5.6250	8/10/2037	216,076
130,000	Monongahela Power Co. (b)			5.4000	12/15/2043	174,286
Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
Principal Amount ($)			Spread	Interest Rate	Maturity	Value ($)
	ELECTRIC - 1.1% (Continued)
340,000	NextEra Energy Capital Holdings, Inc.			2.9000	4/1/2022	346,122
25,000	NRG Energy, Inc. (b)			5.2500	6/15/2029	26,883
100,000	Pampa Energia SA			7.3750	7/21/2023	81,050
400,000	Perusahaan Listrik Negara PT			5.5000	11/22/2021	424,000
330,000	PSEG Power LLC			3.8500	6/1/2023	348,583
70,000	Southern California Edison Co.			4.0000	4/1/2047	75,070
191,600	Star Energy Geothermal Wayang Windu Ltd.			6.7500	4/24/2033	199,551
132,837	Stoneway Capital Corp.			10.0000	3/1/2027	78,706
				5.1250	3/15/2027	5,355,798
	ENGINEERING & CONSTRUCTION - 0.0% *
30,000	AECOM			5.1250	3/15/2027	31,455

	ENTERTAINMENT - 0.0% *
30,000	Caesars Resort Collection LLC / CRC Finco, Inc. (b)			5.2500	10/15/2025	30,672
20,000	Cedar Fair LP (b)			5.2500	7/15/2029	21,400
25,000	Eldorado Resorts, Inc.			6.0000	4/1/2025	26,375
25,000	Lions Gate Capital Holdings LLC (b)			6.3750	2/1/2024	26,435
						104,882
	ENVIRONMENTAL CONTROL - 0.1%
20,000	Clean Harbors, Inc. (b)			4.8750	7/15/2027	20,875
15,000	GFL Environmental, Inc. (b)			8.5000	5/1/2027	16,631
185,000	Republic Services, Inc.			2.5000	8/15/2024	186,965
35,000	Tervita 2018 Escrow Corp. (b)			7.6250	12/1/2021	35,569
340,000	Waste Management, Inc.			2.9500	6/15/2024	351,820
100,000	Waste Management, Inc.			4.0000	7/15/2039	113,582
						725,442
	FOOD - 0.4%
25,000	Albertsons Cos LLC (b)			5.8750	2/15/2028	26,461
35,000	B&G Foods, Inc.			5.2500	4/1/2025	35,744
20,000	B&G Foods, Inc.			5.2500	9/15/2027	20,452
350,000	Grupo Bimbo SAB de CV			4.8750	6/30/2020	356,068
400,000	Grupo Bimbo SAB de CV (c)		5 Year Treasury + 3.28	5.9500	7/17/2166	420,800
5,000	JBS USA LLC / JBS USA Finance, Inc. (b)			5.8750	7/15/2024	5,150
5,000	JBS USA LLC / JBS USA Finance, Inc. (b)			5.7500	6/15/2025	5,209
30,000	JBS USA LLC / JBS USA Finance, Inc. (b)			6.7500	2/15/2028	33,225
20,000	JBS USA LLC / JBS USA Finance, Inc. (b)			6.5000	4/15/2029	22,200
300,000	MARB Bond Co. PLC			7.0000	3/15/2024	312,753
200,000	MARB Bond Co. PLC			6.8750	1/19/2025	209,100
330,000	Mondelez International, Inc.			3.0000	5/7/2020	331,689
55,000	Mondelez International, Inc.			3.6250	5/7/2023	57,533
40,000	Pilgrim's Pride Corp. (b)			5.8750	9/30/2027	42,960
15,000	Post Holdings, Inc. (b)			5.5000	12/15/2029	15,638
240,000	Smithfield Foods, Inc. (b)			4.2500	2/1/2027	248,687
						2,143,669
	FOOD SERVICE - 0.0% *
35,000	Aramark Services, Inc. (b)			5.0000	4/1/2025	36,138

	FOREIGN GOVERNMENT - 0.8%
200,000	Brazilian Government International Bond			4.8750	1/22/2021	206,902
500,000	Chile Government International Bond			3.8750	8/5/2020	507,250
900,000	Colombia Government International Bond			4.3750	7/12/2021	931,509
800,000	Dominican Republic International Bond			7.5000	5/6/2021	836,000
400,000	Export Import Bank of Thailand (c)		3 Month LIBOR + 0.85	2.9976	5/23/2024	400,744
700,000	Perusahaan Penerbit SBSN Indonesia III			3.4000	3/29/2022	714,630
200,000	Perusahaan Penerbit SBSN Indonesia III			3.7500	3/1/2023	207,102
250,000	Wakala Global Sukuk Bhd			4.6460	7/6/2021	260,365
						4,064,502
	FOREST PRODUCTS & PAPER - 0.1%
400,000	Inversiones CMPC SA/Cayman Islands Branch			4.5000	4/25/2022	414,979

	GAS - 0.0% *
110,000	Brooklyn Union Gas Co. (b)			4.4870	3/4/2049	133,283

	HAND/MACHINE TOOLS - 0.0% *
30,000	Colfax Corp. (b)			6.0000	2/15/2024	31,751
15,000	Colfax Corp (b)			6.3750	2/15/2026	16,139
						47,890
Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
Principal Amount ($)			Spread	Interest Rate	Maturity	Value ($)
	HEALTHCARE - PRODUCTS - 0.1%
30,000	Avantor, Inc. (b)			9.0000	10/1/2025	33,600
367,000	Thermo Fisher Scientific, Inc.			3.6000	8/15/2021	376,244
						409,844
	HEALTHCARE - SERVICES - 0.1%
350,000	Anthem, Inc.			2.5000	11/21/2020	351,727
65,000	Anthem, Inc.			2.3750	1/15/2025	64,755
18,000	Centene Corp.			4.7500	1/15/2025	18,477
15,000	Eagle Holding Co II LLC (b)			7.7500	5/15/2022	15,131
100,000	HCA, Inc.			4.1250	6/15/2029	104,869
20,000	HCA, Inc.			5.3750	9/1/2026	21,974
35,000	MPH Acquisition Holdings LLC (b)			7.1250	6/1/2024	32,244
25,000	Select Medical Corp. (b)			6.2500	8/15/2026	26,125
30,000	Tenet Healthcare Corp. (b)			5.1250	11/1/2027	31,001
55,000	WellCare Health Plans, Inc. (b)			5.3750	8/15/2026	58,702
5,000	West Street Merger Sub, Inc. (b)			6.3750	9/1/2025	4,600
						729,605
	HOLDING COMPANIES - 0.0% *
200,000	Hutchison Whampoa International 11 Ltd.			4.6250	1/13/2022	209,132

	HOME EQUITY ABS - 0.5%
123,254	Bayview Financial Acquisition Trust 2007-A 1A5 (f)			6.1010	5/28/2037	127,001
2,805,925	GSAA Home Equity Trust 2006-18 AF6 (f)			5.6816	11/25/2036	1,269,582
192,230	GSAA Home Equity Trust 2007-10 A1A			6.0000	11/25/2037	163,506
1,209,452	Nomura Home Equity Loan Trust Series 2007-1 2A2 (c)		1 Month LIBOR + 0.16	2.3052	2/25/2037	1,157,004
						2,717,093
	HOME FURNISHINGS - 0.0% *
25,000	Tempur Sealy International, Inc.			5.5000	6/15/2026	26,063

	INSURANCE - 0.3%
40,000	Alliant Holdings Intermediate LLC (b)			8.2500	8/1/2023	40,850
255,000	Athene Global Funding (b)			3.0000	7/1/2022	259,487
270,000	AXA Equitable Holdings, Inc. (b)			3.9000	4/20/2023	281,809
95,000	AXA Equitable Holdings, Inc.			3.9000	4/20/2023	99,155
100,000	Liberty Mutual Group, Inc. (b)			6.5000	5/1/2042	139,575
270,000	Marsh & McLennan Cos, Inc. (c)		3 Month LIBOR + 1.20	3.5189	12/29/2021	270,536
125,000	Prudential Financial, Inc.			3.9050	12/7/2047	133,802
255,000	Prudential Financial, Inc.			3.5000	5/15/2024	271,383
130,000	Willis North America, Inc.			4.5000	9/15/2028	144,089
						1,640,686
	INTERNET - 0.2%
224,000	Alibaba Group Holding Ltd.			3.1250	11/28/2021	227,502
350,000	eBay Inc			2.7500	1/30/2023	354,474
130,000	Expedia Group, Inc. (b)			3.2500	2/15/2030	129,629
15,000	Uber Technologies, Inc. (b)			7.5000	9/15/2027	14,963
						726,568
	INVESTMENT COMPANIES - 0.1%
200,000	Grupo de Inversiones Suramericana SA			5.7000	5/18/2021	209,000
35,000	Icahn Enterprises LP (b)			6.2500	5/15/2026	36,706
						245,706
	IRON/STEEL - 0.0% *
100,000	CSN Islands XII Corp.			7.0000	12/23/2167	87,126

	LEISURE TIME - 0.0% *
105,000	Royal Caribbean Cruises Ltd.			3.7000	3/15/2028	107,612
40,000	Viking Cruises Ltd. (b)			5.8750	9/15/2027	42,384
						149,996
	LODGING - 0.1%
200,000	Gohl Capital Ltd.			4.2500	1/24/2027	209,014

	MACHINERY - CONSTRUCTION & MINING - 0.0% *
155,000	Caterpillar Financial Services Corp.			1.9000	9/6/2022	154,744

	MACHINERY - DIVERSIFIED - 0.1%
135,000	John Deere Capital Corp.			3.4500	1/10/2024	142,232
100,000	John Deere Capital Corp.			2.6000	3/7/2024	102,039
						244,271
	MEDIA - 0.4%
50,000	CCO Holdings, LLC / CCO Holdings Capital Corp. (b)			5.0000	2/1/2028	51,687
25,000	Cengage Learning, Inc. (b)			9.5000	6/15/2024	22,875
215,000	Charter Communications Operating LLC / Charter Communications Operating Capital			4.9080	7/23/2025	235,845
25,000	Clear Channel Worldwide Holdings, Inc. (b)			5.1250	8/15/2027	26,046
380,000	Comcast Corp			3.4500	10/1/2021	391,338
170,000	Comcast Corp			3.7000	4/15/2024	181,273
20,000	CSC Holdings LLC			5.2500	6/1/2024	21,500
15,000	Diamond Sports Group LLC / Diamond Sports Finance Co. (b)			5.3750	8/15/2026	15,563
Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
Principal Amount ($)			Spread	Interest Rate	Maturity	Value ($)
	MEDIA - 0.4% (Continued)
200,000	Globo Comunicacao e Participacoes SA			4.8750	4/11/2022	207,002
35,000	Gray Television, Inc. (b)			7.0000	5/15/2027	38,455
10,000	iHeartCommunications, Inc.			6.3750	5/1/2026	10,800
5,000	iHeartCommunications, Inc.			8.3750	5/1/2027	5,402
20,000	iHeartCommunications, Inc. (b)			5.2500	8/15/2027	20,800
40,000	Sirius XM Radio, Inc. (b)			5.3750	7/15/2026	41,994
15,000	Sirius XM Radio, Inc. (b)			5.5000	7/1/2029	16,013
581,000	VTR Finance BV			6.8750	1/15/2024	597,704
						1,884,297
	MINING - 0.3%
200,000	Corp Nacional del Cobre de Chile			3.8750	11/3/2021	205,776
60,000	Freeport-McMoRan, Inc.			5.4500	3/15/2043	54,060
150,000	Freeport-McMoRan, Inc.			5.4000	11/14/2034	142,500
250,000	Freeport-McMoRan, Inc.			4.5500	11/14/2024	256,200
500,000	Southern Copper Corp.			5.3750	4/16/2020	506,737
200,000	Vedanta Resources PLC			6.1250	8/9/2024	184,100
						1,349,373
	MISCELLANEOUS MANUFACTURING - 0.1%
275,000	General Electric Co.			2.7000	10/9/2022	275,771
100,000	General Electric Co.			5.8750	1/14/2038	120,238
						396,009
	MUNICIPAL - 0.0%
35,000	Missouri Highway & Transportation Commission			5.0630	5/1/2024	39,453
50,000	State of California			7.5500	4/1/2039	82,723
						122,176
	OIL & GAS - 1.7%
400,000	Bharat Petroleum Corp Ltd.			4.6250	10/25/2022	421,024
200,000	Bharat Petroleum Corp Ltd.			4.3750	1/24/2022	207,127
95,000	Cenovus Energy, Inc.			5.4000	6/15/2047	106,954
300,000	CNOOC Finance 2012 Ltd.			3.8750	5/2/2022	309,723
600,000	CNOOC Finance 2015 Australia Pty Ltd			2.6250	5/5/2020	600,594
200,000	CNOOC Finance 2015 USA LLC			3.5000	5/5/2025	208,464
800,000	CNPC General Capital Ltd.			3.9500	4/19/2022	828,056
480,000	Delek & Avner Tamar Bond Ltd. (b)			4.4350	12/30/2020	486,371
100,000	Delek & Avner Tamar Bond Ltd. (b)			5.4120	12/30/2025	103,504
200,000	Geopark Ltd.			6.5000	9/21/2024	205,750
200,000	Gran Tierra Energy International Holdings Ltd. ****			0.0000	2/15/2025	178,500
25,000	Gulfport Energy Corp.			6.3750	5/15/2025	17,750
15,000	Hilcorp Energy I LP / Hilcorp Finance Co. (b)			6.2500	11/1/2028	13,950
10,000	Indigo Natural Resources LLC (b)			6.8750	2/15/2026	9,013
95,000	Marathon Petroleum Corp.			5.1250	12/15/2026	106,781
15,000	Oasis Petroleum, Inc.			6.8750	3/15/2022	13,988
165,000	Occidental Petroleum Corp.			2.7000	8/15/2022	166,535
135,000	Occidental Petroleum Corp			2.9000	8/15/2024	136,010
20,000	Parkland Fuel Corp. (b)			5.8750	7/15/2027	20,986
15,000	Parsley Energy LLC (b)			5.6250	10/15/2027	15,488
400,000	Pertamina Persero PT			5.2500	5/23/2021	416,939
400,000	Pertamina Persero PT			4.8750	5/3/2022	421,809
200,000	Petrobras Global Finance BV			5.3750	1/27/2021	206,700
900,000	Petronas Global Sukuk Ltd.			2.7070	3/18/2020	898,965
700,000	PTTEP Treasury Center Co. Ltd. (c)		5 Year Treasury + 2.72	4.6000	1/17/2168	715,463
10,000	QEP Resources, Inc.			5.6250	3/1/2026	8,628
250,000	Reliance Holding USA, Inc.			4.5000	10/19/2020	254,842
650,000	Reliance Holding USA, Inc.			5.4000	2/14/2022	690,945
900,000	Sinopec Group Overseas Development 2013 Ltd.			2.5000	4/28/2020	900,557
35,000	Sunoco LP / Sunoco Finance Corp.			5.5000	2/15/2026	36,528
15,000	Sunoco LP / Sunoco Finance Corp.			6.0000	4/15/2027	15,975
						8,723,919
	OIL & GAS SERVICES - 0.1%
270,000	Schlumberger Holdings Corp. (b)			3.7500	5/1/2024	284,347
22,250	Transocean Guardian Ltd. (b)			5.8750	1/15/2024	22,306
20,000	Transocean, Inc. (b)			7.2500	11/1/2025	17,625
35,000	Transocean Poseidon Ltd. (b)			6.8750	2/1/2027	36,400
45,000	USA Compression Partners LP / USA Compression Finance Corp. (b)			6.8750	9/1/2027	46,463
						407,141
	OTHER ABS - 17.0%
193,102	AASET 2018-1 US Ltd. A (b)			3.8440	1/16/2038	194,192
740,831	Adams Mill CLO Ltd. (b,c)		3 Month LIBOR + 1.10	3.4034	7/15/2026	741,202
2,000,000	AIMCO CLO Series 2015-AA AR (b,c)		3 Month LIBOR + 0.85	3.1534	1/15/2028	1,998,160
2,986,658	Ajax Mortgage Loan Trust 2016-C A (b,d)			3.9500	10/25/2058	3,006,319
500,000	Apidos CLO XXI 2015-21A ER (b,c,h)		3 Month LIBOR + 8.25	10.5496	7/18/2027	482,495
500,000	Apidos CLO XXIV 2016-24A DR (b,c)		3 Month LIBOR + 5.80	8.0776	10/20/2030	469,573
Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
Principal Amount ($)			Spread	Interest Rate	Maturity	Value ($)
	OTHER ABS - 17.0% (Continued)
500,000	Atrium XIII E (b,c)		3 Month LIBOR + 6.05	8.3094	11/21/2030	474,129
500,000	Atrium XIV 14A E (b,c,h)		3 Month LIBOR + 5.65	7.9723	8/23/2030	465,960
1,000,000	Avery Point VII CLO 2015-7A A1 Ltd. (b,c)		3 Month LIBOR + 1.14	3.4434	1/15/2028	1,000,337
1,750,000	Battalion CLO VII Ltd. 2014-7A A1RR (b,c)		3 Month LIBOR + 1.04	3.3433	7/17/2028	1,745,303
918,278	Bayview Opportunity Master Fund IVa Trust 2019-SBR1 (b,f)			3.4748	6/28/2034	919,655
748,000	BSPRT 2019-FL5 Issuer Ltd. (b,c)		1 Month LIBOR + 1.15	3.4750	5/9/2029	748,374
500,000	Canyon Capital CLO 2016-1 Ltd DR (b,c)		3 Month LIBOR + 5.75	8.0534	7/15/2031	449,433
500,000	Canyon Capital CLO 2016-1 Ltd ER (b,c,h)		3 Month LIBOR + 2.80	5.1034	7/15/2031	474,396
500,000	Canyon Capital CLO 2017-1A D Ltd. (b,c)		3 Month LIBOR + 3.60	5.9034	7/15/2030	497,264
1,000,000	Carbone CLO Ltd. 2017-1A A1 (b,c)		3 Month LIBOR +1.14	3.4176	1/20/2031	996,257
500,000	Carlyle Global Market Strategies CLO 2014-2R (b,c,h)		3 Month LIBOR +5.35	7.5081	5/15/2031	432,275
1,000,000	Carlyle US CLO 2017-1 Ltd. A1A (b,c)		3 Month LIBOR + 1.30	3.5776	4/20/2031	1,000,455
1,000,000	Cathedral Lake CLO 2013 Ltd. (b,c)		3 Month LIBOR + 1.20	3.5034	10/15/2029	994,142
2,000,000	Cathedral Lake V Ltd. 2018-5A (b,c)		3 Month LIBOR + 1.20	3.4776	10/21/2030	1,993,203
293,399	CENT CLO 19 Ltd. 2013-19A A1A (b,c)		3 Month LIBOR + 1.33	3.5858	10/29/2025	293,576
500,000	Chenango Park CLO Ltd. 2018-1A (b,c,h)		3 Month LIBOR + 5.80	8.1034	4/15/2030	460,626
513,218	Citicorp Residential Mortgage Trust Series 2007-2 A4 (f)			5.0155	6/25/2037	515,553
340,389	Consumer Loan Underlying Bond Credit Trust 2018-P1 A (b)			3.3900	7/15/2025	341,889
698,043	Consumer Loan Underlying Bond Credit Trust 2018-P2 A (b)			3.4700	10/15/2025	701,754
1,728	Countrywide Asset-Backed Certificates 2005-15 1AF6 (d)			4.4229	4/25/2036	1,732
1,227,612	CSMC 2018-RPL8 Trust (b,d)			4.1250	7/25/2058	1,238,210
500,000	Dorchester Park CLO Ltd 2015-1A DR (b,c)		3 Month LIBOR + 2.40	4.6776	4/20/2028	490,975
500,000	Dryden 40 Senior Loan Fund 2015-40A (b,c,h)		3 Month LIBOR + 5.75	7.9081	8/15/2031	462,917
500,000	Fillmore Park CLO Ltd 2018-1A D (b,c)		3 Month LIBOR + 2.90	5.2034	7/15/2030	481,099
500,000	Fillmore Park CLO Ltd 2018-1A E (b,c,h)		3 Month LIBOR + 5.40	7.7034	7/18/2030	457,951
2,500,000	GREYWOLF CLO VII Ltd. 2018-2A (b,c)		3 Month LIBOR + 1.18	3.4576	10/20/2031	2,489,920
77,337	Halcyon Loan Advisors Funding 2014-1 Ltd. A1 (b,c)		3 Month LIBOR + 1.13	3.4296	4/18/2026	77,447
1,500,000	Hayfin Kingsland VIII Ltd. (b,c)		3 Month LIBOR + 1.12	3.3976	4/20/2031	1,490,939
500,000	Highbridge Loan Management 8-2016 Ltd. DR (b,c)		3 Month LIBOR + 2.90	5.1776	7/20/2030	468,164
628,887	Hilton Grand Vacations Trust 2018-A (b)			3.5400	2/25/2032	648,854
988,095	Horizon Aircraft Finance II Ltd. (b)			6.9000	7/15/2039	1,007,835
942,542	Invitation Homes 2017-SFR2 Trust A (b,c)		1 Month LIBOR + 0.85	2.8748	12/17/2036	943,008
1,426,175	Invitation Homes 2018-SFR1 Trust A (b,c)		1 Month LIBOR + 0.70	2.7248	3/17/2037	1,408,513
255,000	Invitation Homes 2018-SFR1 Trust C (b,c)		1 Month LIBOR + 1.25	3.2748	3/17/2037	254,348
170,000	Invitation Homes 2018-SFR1 Trust D (b,c)		1 Month LIBOR + 1.45	3.4747	3/17/2037	169,568
1,050,000	Jamestown CLO VI-R Ltd 2018-6RA A1 (b,c)		3 Month LIBOR + 1.15	3.4255	4/25/2030	1,043,730
1,000,000	Jefferson Mill CLO Ltd. 2015-1A (b,c)		3 Month LIBOR + 1.18	3.4526	10/20/2031	994,964
980,000	Jimmy Johns Funding LLC 2017-1A (b)			3.6100	7/30/2047	987,340
1,535,162	JP Morgan Mortgage Acquisition Trust 2006-RM1 A5(c)		1 Month LIBOR + 0.24	2.2584	8/25/2036	900,855
500,000	LCM Loan Income Fund I Income Note Issuer Ltd. (b,c)		3 Month LIBOR + 5.60	7.9223	7/16/2031	444,334
500,000	LCM XIV LP DR (b,c)		3 Month LIBOR + 2.75	5.0276	7/20/2031	468,167
500,000	LCM XIV LP ER (b,c,h)		3 Month LIBOR + 5.50	7.7776	7/20/2031	429,383
500,000	LCM XVII LP 17A ER (b,c,h)		3 Month LIBOR + 6.00	8.3034	10/15/2031	454,797
2,890,462	Legacy Mortgage Asset Trust 2018-GS1 (b,f)			4.0000	3/25/2058	2,912,854
1,349,168	Legacy Mortgage Asset Trust 2019-GS1 (b,f)			4.0000	1/25/2059	1,365,362
1,854,613	Legacy Mortgage Asset Trust 2019-GS2 (b,f)			3.7500	1/25/2059	1,919,409
789,000	LOANCORE 2018-CRE1 (b,d)			3.1575	5/15/2028	789,967
747,000	LoanCore 2019-CRE2 Issuer Ltd. (b,c)		1 Month LIBOR + 1.50	3.5275	5/9/2036	748,867
784,000	MACRE 2018-FL1 A (b,h)			3.1775	6/15/2028	785,387
2,000,000	Madison Park Funding XI Ltd. AR (b,c,h)		3 Month LIBOR + 1.16	3.4194	7/23/2029	2,002,798
58,218	Marlette Funding Trust 2018-1 A (b)			2.6100	3/15/2028	58,227
338,481	Marlette Funding Trust 2018-3 A (b)			3.2000	9/15/2028	339,349
773,904	Mill City Mortgage Loan Trust 2017-1 A1 (b,d)			2.7500	11/25/2058	776,689
146,966	Mosaic Solar Loans 2017-1 LLC A (b)			4.4500	6/20/2042	153,421
500,000	Myers Park CLO Ltd. 2018-1A (b,c)		3 Month LIBOR + 5.50	7.7776	10/20/2030	464,046
515,000	NLY Commercial Mortgage Trust (b,d)			3.6275	2/15/2036	516,931
1,083,000	Oak Hill Advisors Residential Loan Trust 2017-NPL2 (b,f)			4.8750	7/25/2057	1,086,216
1,000,000	Ocean Trails CLO V 2014-5A (b,c)		3 Month LIBOR + 1.28	3.5834	10/13/2031	1,002,052
1,000,000	OCP CLO 2014-5 Ltd. A1R (b,c)		3 Month LIBOR + 1.08	3.3466	4/26/2031	993,115
500,000	Octagon Investment Partners XVI Ltd 2013-1A ER (b,c,h)		3 Month LIBOR + 5.75	8.0533	7/17/2030	448,258
500,000	Octagon Investment Partners 26 Ltd 2016-1A FR (b,c,h)		3 Month LIBOR + 8.09	10.3934	7/15/2030	454,136
500,000	Octagon Investment Partners 37 Ltd. 2018-2A C (b,c)		3 Month LIBOR + 2.85	5.1255	7/25/2030	471,134
2,000,000	Park Avenue Institutional Advisers CLO Ltd 2016-1 (b,c)		3 Month LIBOR + 1.20	3.3476	8/23/2031	1,996,786
2,000,000	Park Avenue Institutional Advisers CLO Ltd 2018-1 (b,c)		3 Month LIBOR + 1.28	3.5576	10/20/2031	1,997,500
1,721,403	Pretium Mortgage Credit Partners I 2019-NPL2 LLC A1 (b,e,f)			3.8441	12/25/2058	1,732,755
400,000	Primose Funding LLC (b)			4.4750	7/30/2049	397,884
Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
Principal Amount ($)			Spread	Interest Rate	Maturity	Value ($)
	OTHER ABS - 17.0% (Continued)
338,599	Prosper Marketplace Issuance Trust Series 2018-2 (b)			3.3500	10/15/2024	339,542
853,016	Prosper Marketplace Issuance Trust Series 2019-1 (b)			3.5400	4/15/2025	856,407
370,551	Prosper Marketplace Issuance Trust Series 2019-2 (b)			3.2000	9/15/2025	371,363
3,320,000	Race Point IX CLO 2015-9A A1AR Ltd. (b,c)		3 Month LIBOR + 1.21	3.5134	10/15/2030	3,320,077
1,000,000	Regatta XIV Funding Ltd. 2018-3A (b,c)		3 Month LIBOR + 1.19	3.4655	10/25/2031	995,572
1,000,000	Romark WM-R Ltd 2018-1A A1 (b,c)		3 Month LIBOR + 1.03	3.3076	4/20/2031	992,075
504,411	SCF Equipment Leasing 2017-2A A LLC (b)			3.4100	12/20/2023	509,916
182,836	Sierra Timeshare 2016-2 Receivables Funding LLC (b)			2.3300	7/20/2033	182,375
435,318	Sierra Timeshare 2016-3 Receivables Funding LLC (b)			2.4300	10/20/2033	434,557
159,268	Sofi Consumer Loan Program 2016-3 A LLC (b)			3.0500	12/26/2025	159,880
345,142	Sofi Consumer Loan Program 2017-6 A2 LLC (b)			2.8200	11/25/2026	346,022
70,160	Sofi Consumer Loan Program 2018-1 Trust A1 (b)			2.5500	2/25/2027	70,171
287,289	Sofi Consumer Loan Program 2018-3 Trust A1 (b)			3.2000	8/25/2027	288,135
354,905	Springleaf Funding Trust 2016-A (b)			2.9000	11/15/2029	354,958
1,000,000	Steele Creek CLO 2018-2 Ltd (b,c)		3 Month LIBOR + 1.20	3.3238	8/18/2031	996,561
2,000,000	TES 2017-1A B LLC (b)			7.7400	10/20/2047	1,986,978
500,000	THL Credit Wind River 2014-1 CLO Ltd. DRR (b,c)		3 Month LIBOR + 3.00	5.2996	7/18/2031	459,884
500,000	THL Credit Wind River 2018-2 CLO Ltd. A (b,c,h)		3 Month LIBOR + 5.75	8.0534	7/15/2030	445,414
1,000,000	TICP CLO VI 2016-2 Ltd. (b,c)		3 Month LIBOR + 1.20	3.5034	1/15/2029	1,001,119
404,207	Triton Container Finance IV LLC 2017-2A (b)			3.6200	8/20/2042	408,576
1,000,000	Vibrant CLO V Ltd. 2016-5A (b,c)		3 Month LIBOR + 1.55	3.8276	1/20/2029	1,000,696
885,535	VOLT LXIV LLC 2017-NP 11 (b,f)			3.3750	10/25/2047	886,888
751,016	VOLT LXXIII LLC 2018-NPL9 A1 (b,f)			4.4583	10/25/2048	754,775
1,187,374	VOLT LXXV LLC 2019-NPL1 A1 (b,f)			4.3357	1/25/2049	1,195,484
500,000	Voya CLO 2018-2 Ltd. D (b,c)		3 Month LIBOR + 2.75	5.0534	7/15/2031	476,027
500,000	Voya CLO 2018-2 Ltd. E (b,c)		3 Month LIBOR + 5.25	7.5534	7/15/2031	455,864
500,000	Voya CLO 2019-2 Ltd. (b,c,h)		3 Month LIBOR + 6.60	8.8529	7/20/2032	494,621
2,000,000	Wellfleet CLO 2016-1 Ltd. AR (b,c)		3 Month LIBOR + 0.91	3.1876	4/20/2028	1,993,747
524,910	Zais CLO 2 Ltd. 2014-2A A1AR (b,c)		3 Month LIBOR + 1.20	3.4755	7/25/2026	525,444
						84,927,843
	PACKAGING & CONTAINERS - 0.0%
20,000	Flex Acquisition Co., Inc. (b)			6.8750	1/15/2025	18,242
135,000	WestRock Co.			3.7500	3/15/2025	142,110
						160,352
	PHARMACEUTICALS - 0.6%
104,000	AbbVie, Inc.			4.7000	5/14/2045	111,255
600,000	AstraZeneca PLC			2.3750	11/16/2020	602,843
15,000	Bausch Health Cos. Inc. (b)			7.0000	3/15/2024	15,764
10,000	Bausch Health Cos. Inc. (b)			5.7500	8/15/2027	10,808
20,000	Bausch Health Cos. Inc. (b)			7.0000	1/15/2028	21,542
20,000	Bausch Health Cos. Inc. (b)			7.2500	5/30/2029	21,846
365,000	Bristol-Myers Squibb Co. (b)			2.6000	5/16/2022	370,038
525,000	Cardinal Health, Inc.			2.6160	6/15/2022	528,111
360,000	Cigna Corp.			3.4000	9/17/2021	368,088
215,000	Cigna Corp. (c)		3 Month LIBOR + 0.89	3.1934	7/15/2023	215,485
165,000	Cigna Corp.			4.9000	12/15/2048	188,773
330,000	CVS Health Corp.			3.7000	3/9/2023	343,510
160,000	CVS Health Corp.			5.0500	3/25/2048	181,589
						2,979,652
	PIPELINES - 0.3%
250,000	AI Candelaria Spain SLU			7.5000	12/15/2028	284,065
15,000	Antero Midstream Partners LP (b)			5.7500	3/1/2027	12,506
30,000	Cheniere Energy Partners LP			5.2500	10/1/2025	31,125
15,000	Cheniere Energy Partners LP			5.6250	10/1/2026	15,917
10,000	Cheniere Energy Partners LP (b)			4.5000	10/1/2029	10,238
130,000	Energy Transfer LP			4.7500	1/15/2026	140,940
80,000	Kinder Morgan Energy Partners LP			6.9500	1/15/2038	104,433
15,000	NGL Energy Partners LP (b)			7.5000	4/15/2026	15,068
600,000	Oleoducto Central SA			4.0000	5/7/2021	611,256
105,000	Sabine Pass Liquefaction LLC			5.0000	3/15/2027	115,775
						1,341,323
	REITS - 0.5%
240,000	Alexandria Real Estate Equities, Inc.			4.0000	1/15/2024	256,177
35,000	Alexandria Real Estate Equities, Inc.			4.8500	4/15/2049	43,239
105,000	American Tower Corp.			3.9500	3/15/2029	113,085
125,000	Crown Castle International Corp.			3.6500	9/1/2027	132,350
20,000	ESH Hospitality, Inc. (b)			5.2500	5/1/2025	20,680
10,000	ESH Hospitality, Inc. (b)			4.6250	10/1/2027	10,037
20,000	Iron Mountain, Inc. (b)			4.8750	9/15/2029	20,306
45,000	MPT Operating Partnership LP / MPT Finance Corp.			5.2500	8/1/2026	47,149
20,000	MPT Operating Partnership LP / MPT Finance Corp.			4.6250	8/1/2029	20,600
105,000	Public Storage			3.3850	5/1/2029	112,611
260,000	Simon Property Group LP.			2.0000	9/13/2024	257,471
65,000	Simon Property Group LP.			2.4500	9/13/2029	63,594
Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
Principal Amount ($)			Spread	Interest Rate	Maturity	Value ($)
	REITS - 0.5% (Continued)
600,000	Sinochem Overseas Capital Co. Ltd.			4.5000	11/12/2020	612,712
240,000	Welltower, Inc.			3.9500	9/1/2023	254,214
330,000	Welltower, Inc.			3.6250	3/15/2024	346,468
						2,310,693
	RETAIL - 0.1%
30,000	1011778 BC ULC / New Red Finance, Inc. (b)			5.0000	10/15/2025	31,021
40,000	Beacon Roofing Supply, Inc. (b)			4.8750	11/1/2025	39,194
15,000	Carvana Co. (b)			8.8750	10/1/2023	15,445
240,000	Dollar Tree Inc			4.0000	5/15/2025	254,298
50,000	Golden Nugget, Inc. (b)			6.7500	10/15/2024	50,875
105,000	Home Depot, Inc.			3.9000	6/15/2047	120,213
20,000	PetSmart, Inc. (b)			7.1250	3/15/2023	18,800
9,000	PetSmart, Inc. (b)			5.8750	6/1/2025	8,978
30,000	Staples, Inc. (b)			7.5000	4/15/2026	30,909
						569,733
	SEMICONDUCTORS - 0.2%
380,000	Analog Devices Inc			2.9500	1/12/2021	382,851
370,000	Microchip Technology, Inc.			3.9220	6/1/2021	377,909
140,000	NXP BV / NXP Funding LLC (b)			3.8750	6/18/2026	147,435
						908,195
	SOFTWARE - 0.0% *
10,000	CDK Global, Inc. (b)			5.2500	5/15/2029	10,350
20,000	Dun & Bradstreet Corp. (b)			6.8750	8/15/2026	21,800
30,000	Genesys Telecommunications Laboratories Inc/Greeneden Lux 3 Sarl/Greeneden US Ho (b)			10.0000	11/30/2024	32,432
30,000	Informatica LLC (b)			7.1250	7/15/2023	30,525
						95,107
	STUDENT LOAN ABS - 1.0%
680,566	AccessLex Institute 2004-2 A3 (c)		3 Month LIBOR + 0.19	2.4655	10/25/2024	669,105
578,852	AccessLex Institute 2007-A B (c)		3 Month LIBOR + 0.55	2.6822	2/25/2037	557,167
600,931	Commonbond Student Loan Trust 2017-BGS C (b)			2.6800	9/25/2042	603,346
625,254	Commonbond Student Loan Trust 2017-B-GS (b)			4.4400	9/25/2042	623,369
12,000	Earnest Student Loan Program 2016-D LLC (b) ****			0.0000	1/25/2041	347,520
208,247	Earnest Student Loan Program 2017-A LLC (b,h)			2.6500	1/25/2041	208,882
929,389	Laurel Road Prime Student Loan Trust 2019-A (b)			2.3400	10/25/2048	930,625
300,000	SMB Private Education Loan Trust 2018-B A2B (b,c)		1 Month LIBOR + 0.72	2.7475	1/15/2037	298,534
940,480	Sofi Professional Loan Program 2018-D Trust (b)			3.1200	2/25/2048	947,988
						5,186,536
	TELECOMMUNICATIONS - 0.7%
345,000	AT&T, Inc.			2.8000	2/17/2021	347,874
170,000	AT&T, Inc.			5.2500	3/1/2037	200,075
300,000	AXIATA SPV2 BHD			3.4660	11/19/2020	302,902
500,000	AXIATA SPV2 BHD			3.4660	11/19/2020	504,837
200,000	C&W Senior Financing DAC			6.8750	9/15/2027	207,250
200,000	C&W Senior Financing DAC			7.5000	10/15/2026	211,000
15,000	Cincinnati Bell, Inc. (b)			7.0000	7/15/2024	13,875
400,000	Colombia Telecomunicaciones SA ESP (c)		5 Year Swap Rate + 6.96	8.5000	3/30/2049	409,500
20,000	CommScope Finance LLC (b)			5.5000	3/1/2024	20,575
5,000	CommScope Finance LLC (b)			6.0000	3/1/2026	5,174
200,000	Comunicaciones Celulares SA Via Comcel Trust			6.8750	2/6/2024	206,000
200,856	Digicel Group Ltd. (b)			9.1250	4/1/2024	19,081
20,000	Frontier Communications Corp. (b)			8.0000	4/1/2027	21,120
25,000	Gogo Intermediate Holdings LLC (b)			9.8750	5/1/2024	26,750
15,000	GTT Communications, Inc. (b)			7.8750	12/31/2024	8,400
20,000	Level 3 Financing, Inc.			5.3750	1/15/2024	20,397
25,000	Level 3 Financing, Inc. (b)			4.6250	9/15/2027	25,226
200,000	Millicom International Cellular SA			6.0000	3/15/2025	207,250
25,000	Sprint Capital Corp.			6.8750	11/15/2028	27,255
20,000	Sprint Corp.			7.1250	6/15/2024	21,556
200,000	Telefonica Celular del Paraguay S.A. (b)			5.8750	4/15/2027	213,750
10,000	Telesat Canada / Telesat LLC (b)			8.8750	11/15/2024	10,715
5,000	Telesat Canada / Telesat LLC (b)			6.5000	10/15/2027	5,081
345,000	Verizon Communications, Inc. (c)		3 Month LIBOR + 1.10	3.2581	5/15/2025	350,332
175,000	Verizon Communications, Inc.			4.2720	1/15/2036	196,778
						3,582,753
	TOYS/GAMES/HOBBIES - 0.0% *
145,000	Hasbro, Inc.			3.5000	9/15/2027	148,399

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
Principal Amount ($)			Spread	Interest Rate	Maturity	Value ($)
	TRANSPORTATION - 0.1%
120,000	CSX Corp.			3.8000	11/1/2046	126,061
380,000	Union Pacific Corp.			3.2000	6/8/2021	386,589
						512,650
	TRUCKING & LEASING - 0.1%
135,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. (b)			4.2000	4/1/2027	143,656
380,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. (b)			2.7000	11/1/2024	380,800
						524,456
	U.S. GOVERNMENT AGENCY - 7.7%
246,919	Fannie Mae REMICS 2005-2S (c,e,g)		1 Month LIBOR + 6.60	4.5816	2/25/2035	45,292
645,494	Fannie Mae REMICS 2005-104 NI (c,e,g)		1 Month LIBOR + 6.70	4.6816	3/25/2035	17,839
436,515	Fannie Mae REMICS 2006-99 AS (c,e,g)		1 Month LIBOR + 6.58	4.5616	10/25/2036	89,307
256,653	Fannie Mae REMICS 2006-119 PS (c,e,g)		1 Month LIBOR + 6.70	4.6816	12/25/2036	39,059
472,749	Fannie Mae REMICS 2006-126 CS (c,e,g)		1 Month LIBOR + 6.70	4.6816	1/25/2037	85,771
311,157	Fannie Mae REMICS 2009-41 ZA (e)			4.5000	6/25/2039	324,451
243,779	Fannie Mae REMICS 2009-98 DZ (e)			4.5000	12/25/2039	253,489
441,187	Fannie Mae REMICS 2010-76 ZK (e)			4.5000	7/25/2040	479,891
265,340	Fannie Mae REMICS 2010-115 SE (c,e,g)		1 Month LIBOR + 6.00	3.9816	10/25/2040	48,409
115,017	Fannie Mae REMICS 2010-134 CS (c,e,g)		1 Month LIBOR + 6.68	4.6616	12/25/2025	9,781
115,017	Fannie Mae REMICS 2010-134 SE (c,e,g)		1 Month LIBOR + 6.65	4.6316	12/25/2025	9,613
244,867	Fannie Mae REMICS 2010-142 SC (c,e,g)		1 Month LIBOR + 6.60	4.5816	12/25/2040	55,160
245,830	Fannie Mae REMICS 2011-18 UZ (e)			4.0000	3/25/2041	260,080
332,711	Fannie Mae REMICS 2011-74 KL (e)			5.0000	6/25/2040	363,710
578,662	Fannie Mae REMICS 2011-93 ES (c,e,g)		1 Month LIBOR + 6.50	4.4816	9/25/2041	107,515
593,760	Fannie Mae REMICS 2011-111 EZ (e)			5.0000	11/25/2041	663,649
793,996	Fannie Mae REMICS 2012-3 DS (c,e,g)		1 Month LIBOR + 5.95	3.9316	2/25/2042	112,619
2,497,367	Fannie Mae REMICS 2012-20 SA (c,e,g)		1 Month LIBOR + 6.45	4.4316	3/25/2042	403,859
879,474	Fannie Mae REMICS 2012-56 FK (c,e)		1 Month LIBOR + 0.45	2.4684	6/25/2042	880,432
1,438,026	Fannie Mae REMICS 2012-103 ZP (e)			3.0000	9/25/2042	1,487,771
1,361,869	Fannie Mae REMICS 2013-74 YS (c,e)		1 Month LIBOR + 6.00	2.9724	7/25/2043	1,329,216
601,482	Fannie Mae REMICS 2013-122 DS (c,e)		1 Month LIBOR + 5.40	2.9779	7/25/2043	558,287
827,370	Fannie Mae REMICS 2014-73 PS (c,e,g)		1 Month LIBOR + 6.20	4.1816	11/25/2044	109,389
1,317,460	Fannie Mae REMICS 2015-95 AP (e)			3.0000	8/25/2042	1,335,227
2,182,646	Fannie Mae REMICS 2016-73 DZ (e)			3.0000	10/25/2046	2,192,945
738,597	Fannie Mae REMICS 2016-81 JF (e)			3.0000	2/25/2044	757,646
1,302,998	Fannie Mae REMICS 2018-15 JF (c,e)		1 Month LIBOR + 0.30	2.3184	3/25/2048	1,300,402
874,845	Fannie Mae REMICS 2018-21 PO (e) ***			0.0000	4/24/2048	798,523
831,040	Fannie Mae REMICS 2018-49 FB (c,e)		1 Month LIBOR + 0.30	2.3184	7/25/2048	826,376
983,991	Fannie Mae REMICS 2018-55 FA (c,e)		1 Month LIBOR + 0.30	2.3184	8/25/2048	980,860
2,700,000	Fannie Mae REMICS 2019-57 FE (c,e)		1 Month LIBOR + 0.45	2.4890	10/25/2049	2,698,313
10,004,459	Freddie Mac Multifamily Structured Pass Through Certificates K722 X1 (d,e,g)			1.4397	3/25/2023	366,657
191,797	Freddie Mac REMICS 2663 ZP (e)			5.0000	8/15/2033	211,417
91,031	Freddie Mac REMICS 2909 Z (e)			5.0000	12/15/2034	100,743
185,397	Freddie Mac REMICS 3257 SI (c,e,g)		1 Month LIBOR + 6.32	4.2925	12/15/2036	32,190
761,908	Freddie Mac REMICS 3404 SA (c,e,g)		1 Month LIBOR + 6.00	3.9725	1/15/2038	117,629
707,494	Freddie Mac REMICS 3753 SB (c,e,g)		1 Month LIBOR + 6.00	3.9725	11/15/2040	125,916
116,039	Freddie Mac REMICS 3770 SP (c,e,g)		1 Month LIBOR + 6.50	4.4725	11/15/2040	12,216
43,554	Freddie Mac REMICS 3818 JA (e)			4.5000	1/15/2040	43,767
424,094	Freddie Mac REMICS 3926 FS (c,e,g)		1 Month LIBOR + 6.58	4.5525	9/15/2041	86,012
430,213	Freddie Mac REMICS 3957 DZ (e)			3.5000	11/15/2041	447,262
434,793	Freddie Mac REMICS 3957 HZ (e)			4.0000	11/15/2041	481,446
730,720	Freddie Mac REMICS 3984 DS (c,e,g)		1 Month LIBOR + 5.95	3.9225	1/15/2042	116,045
1,353,683	Freddie Mac REMICS 3998 AZ (e)			4.0000	2/15/2042	1,513,268
1,722,328	Freddie Mac REMICS 4089 SH (c,e,g)		1 Month LIBOR + 6.00	3.9725	8/15/2042	253,588
1,009,903	Freddie Mac REMICS 4096 MS (c,e)		1 Month LIBOR + 2.57	1.3713	8/15/2042	872,219
430,882	Freddie Mac REMICS 4229 MS (c,e)		1 Month LIBOR + 7.70	4.1519	7/15/2043	435,902
2,346,089	Freddie Mac REMICS 4255 GS (c,e,g)		1 Month LIBOR + 6.15	4.1225	9/15/2043	300,242
545,635	Freddie Mac REMICS 4291 MS (c,e,g)		1 Month LIBOR + 5.90	3.8725	1/15/2054	83,814
1,653,185	Freddie Mac REMICS 4314 MS (c,e,g)		1 Month LIBOR + 6.10	4.0725	7/15/2043	195,113
2,000,000	Freddie Mac REMICS 4435 SA (c,e)		1 Month LIBOR + 9.90	5.8450	1/15/2041	2,469,577
2,882,425	Freddie Mac REMICS 4703 FA (c,e)		1 Month LIBOR + 0.35	2.3775	7/15/2047	2,870,016
817,928	Freddie Mac REMICS 4734 A (e)			3.0000	7/15/2042	828,587
848,191	Freddie Mac REMICS 4768 FG (c,e)		1 Month LIBOR + 0.30	2.3275	3/15/2048	845,681
1,278,593	Freddie Mac REMICS 4818 FC (c,e)		1 Month LIBOR + 0.30	2.3275	4/15/2048	1,273,479
1,568,807	Government National Mortgage Association 2010-35 DS (c,e,g)		1 Month LIBOR + 5.68	3.6358	3/20/2040	268,373
2,381,154	Government National Mortgage Association 2010-121 SE (c,e,g)		1 Month LIBOR + 6.00	3.9557	9/20/2040	413,342
1,342,649	Government National Mortgage Association 2011-69 SC (c,e,g)		1 Month LIBOR + 5.38	3.3357	5/20/2041	204,939
1,338,448	Government National Mortgage Association 2013-102 BS (c,e,g)		1 Month LIBOR + 6.15	4.1057	3/20/2043	188,248
2,399,882	Government National Mortgage Association 2013-119 TZ (e)			3.0000	8/20/2043	2,434,078
186,580	Government National Mortgage Association 2013-120 GS (c,e)		1 Month LIBOR + 5.40	2.9469	8/20/2043	188,341
333,416	Government National Mortgage Association 2013-148 DS (c,e,g)		1 Month LIBOR + 5.68	3.6525	10/16/2043	58,424
1,351,462	Government National Mortgage Association 2013-186 SG (c,e,g)		1 Month LIBOR + 6.25	4.2225	2/16/2043	174,990
1,687,098	Government National Mortgage Association 2014-5 SA (c,e,g)		1 Month LIBOR + 5.55	3.5057	1/20/2044	281,409
Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
Principal Amount ($)			Spread	Interest Rate	Maturity	Value ($)
	U.S. GOVERNMENT AGENCY - 7.7% (Continued)
2,030,572	Government National Mortgage Association 2014-58 SG (c,e,g)		1 Month LIBOR + 5.60	3.5725	4/16/2044	304,308
1,712,147	Government National Mortgage Association 2014-76 SA (c,e,g)		1 Month LIBOR + 5.60	3.5557	1/20/2040	278,361
725,115	Government National Mortgage Association 2014-95 CS (c,e,g)		1 Month LIBOR + 6.25	4.2225	6/16/2044	139,800
1,580,985	Government National Mortgage Association 2014-145 CS (c,e,g)		1 Month LIBOR + 5.60	3.5725	5/16/2044	227,563
932,806	Government National Mortgage Association 2014-156 PS (c,e,g)		1 Month LIBOR + 6.25	4.2058	10/20/2044	152,391
873,513	Government National Mortgage Association 2018-97 HS (c,e,g)		1 Month LIBOR + 6.20	4.1558	7/20/2048	129,780
6,485,229	Government National Mortgage Association 2018-164 SW (c,e,g)		1 Month LIBOR + 6.10	4.0557	12/20/2048	947,233
						39,099,247
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.9%
100,119	Fannie Mae Pool AL4292 (e)			4.5000	4/1/2026	104,476
489,305	Fannie Mae Pool AS4281 (e)			3.0000	1/1/2035	503,209
868,308	Fannie Mae Pool AS4360 (e)			3.0000	1/1/2035	892,990
636,940	Fannie Mae Pool AS4645(e)			3.0000	3/1/2045	652,399
772,991	Fannie Mae Pool AS7661 (e)			3.0000	8/1/2046	780,002
47,357	Fannie Mae Pool MA1050 (e)			4.5000	3/1/2042	49,245
597,464	Freddie Mac Gold Pool G61645 (e)			4.0000	10/1/2048	621,281
157,173	Freddie Mac Gold Pool N70081 (e)			5.5000	7/1/2038	174,663
250,155	Freddie Mac Gold Pool Q13637 (e)			3.0000	11/1/2042	257,911
257,431	Freddie Mac Gold Pool Q13638 (e)			3.0000	11/1/2042	265,423
						4,301,599
	TREASURY SECURITIES - 5.8%
1,570,000	United States Treasury Bond			1.7500	11/30/2021	1,573,496
1,150,000	United States Treasury Bond			2.6250	2/28/2023	1,189,756
950,000	United States Treasury Bond			2.5000	3/31/2023	979,873
980,000	United States Treasury Bond			2.1250	9/30/2024	1,005,763
95,000	United States Treasury Bond			2.7500	11/15/2042	106,604
620,000	United States Treasury Bond			3.1250	2/15/2043	739,471
477,548	^ United States Treasury Inflation Indexed Note			0.8750	1/15/2029	506,485
931,182	^ United States Treasury Inflation Indexed Note			1.0000	2/15/2046	1,030,634
2,040,000	United States Treasury Note			2.2500	3/31/2020	2,043,586
610,000	United States Treasury Note			2.7500	8/15/2021	621,938
1,340,000	United States Treasury Note			2.8750	10/15/2021	1,372,715
520,000	United States Treasury Note			2.5000	1/15/2022	530,075
930,000	United States Treasury Note			2.7500	4/30/2023	967,745
2,910,000	United States Treasury Note			1.6250	4/30/2023	2,914,206
770,000	United States Treasury Note			1.6250	5/31/2023	771,504
4,340,000	United States Treasury Note			2.2500	12/31/2023	4,460,198
510,000	United States Treasury Note			1.7500	6/30/2024	514,323
400,000	United States Treasury Note			1.8750	8/31/2024	405,875
1,100,000	United States Treasury Note			2.2500	10/31/2024	1,135,965
510,000	United States Treasury Note			2.7500	2/28/2025	540,640
690,000	United States Treasury Note			3.0000	9/30/2025	744,715
140,000	United States Treasury Note			2.6250	1/31/2026	148,482
770,000	United States Treasury Note			2.3750	5/15/2027	811,357
1,105,000	United States Treasury Note			2.2500	8/15/2027	1,155,200
980,000	United States Treasury Note			2.2500	11/15/2027	1,025,134
500,000	United States Treasury Note			3.6250	8/15/2043	644,863
490,000	United States Treasury Note			3.7500	11/15/2043	644,522
660,000	United States Treasury Note			2.7500	11/15/2047	747,527
						29,332,652
	WHOLE LOAN COLLATERAL - 10.3%
852,538	Alternative Loan Trust 2006-14CB			6.0000	6/25/2036	681,530
1,424,539	Alternative Loan Trust 2006-41CB			6.0000	1/25/2037	1,178,149
1,411,382	Alternative Loan Trust 2006-41CB			5.7500	1/25/2037	1,176,836
116,152	Alternative Loan Trust 2007-J2			6.0000	7/25/2037	115,076
2,204,534	American Home Mortgage Investment Trust 2006-1 2A1 (c)		6 Month LIBOR + 1.75	3.7814	12/25/2035	974,125
208,985	Angel Oak Mortgage Trust I LLC 2018-3 (b,d)			3.6490	9/25/2048	211,367
243,816	Angel Oak Mortgage Trust I LLC 2018-3 (b,d)			3.7510	9/25/2048	246,547
243,816	Angel Oak Mortgage Trust I LLC 2018-3 (b,d)			3.8530	9/25/2048	246,539
727,380	Arroyo Mortgage Trust 2018-1 A3 (b,d)			4.2180	4/25/2048	742,631
1,748,317	BCAP LLC 2010-RR6 Trust 1716 (b,d)			6.0000	7/26/2036	1,386,218
53,160	Bear Stearns Asset Backed Securities I Trust 2004-AC2 2A			5.0000	5/25/2034	55,324
919,566	BRAVO Residential Funding Trust 2019-NQM1 (b,d)			2.8920	7/25/2059	922,245
919,566	BRAVO Residential Funding Trust 2019-NQM1 (b,d)			2.9960	7/25/2059	922,244
397,512	CHL Mortgage Pass-Through Trust 2007-5			5.7500	5/25/2037	340,023
411,203	CHL Mortgage Pass-Through Trust 2007-12			5.7500	8/25/2037	355,523
2,000,000	CIM Trust 2016-1RR B2 (b,d)			6.9628	7/26/2055	2,004,052
2,000,000	CIM Trust 2016-2RR B2 (b,d)			7.0898	2/27/2056	2,028,647
2,000,000	CIM Trust 2016-3RR B2 (b,d)			7.5994	2/27/2056	2,018,172
2,060,917	CIM Trust 2017-8 A1 (b,d)			3.0000	12/25/2065	2,061,941
831	Citicorp Mortgage Securities Trust Series 2007-2 3A1			5.5000	2/25/2037	812
1,036,098	Citigroup Mortgage Loan Trust 2011-12 1A2 (b,d)			4.1535	4/25/2036	921,964
2,868,681	Citigroup Mortgage Loan Trust 2018-A (b,d)			4.0000	1/25/2068	2,871,942
Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
Principal Amount ($)			Spread	Interest Rate	Maturity	Value ($)
	WHOLE LOAN COLLATERAL - 10.3% (Continued)
78,812	CitiMortgage Alternative Loan Trust Series 2007-A1 2A1			5.5000	1/25/2022	78,247
558,828	COLT 2018-3 Mortgage Loan Trust (b,d)			3.7630	10/26/2048	562,444
496,736	COLT 2018-3 Mortgage Loan Trust (b,d)			3.8650	10/26/2048	499,938
712,877	Credit Suisse First Boston Mortgage Securities Corp. 2002-AR28 2A1 (d)			4.5015	11/25/2032	716,967
128,965	Credit Suisse First Boston Mortgage Securities Corp. 2005-8 1A3			5.2500	9/25/2035	118,001
746,145	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9 5A12			5.5000	10/25/2035	660,450
139,876	CSMC Mortgage-Backed Trust 2006-7 1A3			5.0000	8/25/2036	132,663
300,934	CSMC Mortgage-Backed Trust 2006-9 2A1			5.5000	11/25/2036	269,885
361,870	CSMC Mortgage-Backed Trust 2007-1 5A14			6.0000	2/25/2037	318,251
33,983	CSMC Trust 2013-3R 1A1 (b,d)			3.3960	4/27/2035	34,111
600,493	Deephaven Residential Mortgage Trust 2018-3 (b,d)			3.8910	8/25/2058	603,206
466,206	Ellington Financial Mortgage Trust 2017-1 A1 (b,d)			2.6870	10/25/2047	464,003
466,206	Ellington Financial Mortgage Trust 2017-1 A2 (b,d)			2.7390	10/25/2047	464,001
349,654	Ellington Financial Mortgage Trust 2017-1 A3 (b,d)			2.8410	10/25/2047	348,162
164,898	First Horizon Alternative Mortgage Securities Trust 2005-AA4 1A1 (d)			3.9620	5/25/2035	131,851
1,000,000	FMC GMSR Issuer Trust 2019-GT1 A (b,d)			5.0700	5/25/2024	1,010,853
1,000,000	FMC GMSR Issuer Trust 2019-GT1 B (b,d)			5.6600	5/25/2024	1,011,570
228,408	GSR Mortgage Loan Trust 2005-AR7 3A1 (d)			4.6274	11/25/2035	221,296
570,425	GSR Mortgage Loan Trust 2006-AR1 3A1 (d)			4.5472	1/25/2036	568,960
382,013	GSR Mortgage Loan Trust 2007-1F 2A2			5.5000	1/25/2037	462,984
829,270	Homeward Opportunities Fund I Trust 2018-1 A2 (b,d)			3.8970	6/25/2048	837,853
950,205	Homeward Opportunities Fund I Trust 2018-1 A3 (b,d)			3.9990	6/25/2048	960,226
17,034	JP Morgan Mortgage Trust 2007-S1 1A1			5.0000	3/25/2022	16,692
781,122	JP Morgan Mortgage Trust 2007-S2 1A11			6.0000	6/25/2037	591,240
2,241,239	JP Morgan Mortgage Trust 2007-S2 1A15			6.7500	6/25/2037	1,818,453
391,712	Lehman Mortgage Trust 2006-1 1A3			5.5000	2/25/2036	325,345
226,626	MASTR Adjustable Rate Mortgages Trust 2006-2 2A1 (d)			4.6306	4/25/2036	198,968
1,000,000	Mello Warehouse Securitization Trust 2019-1 (b,c)		1 Month LIBOR + 5.50	7.5184	6/25/2052	1,008,641
570,510	Merrill Lynch Mortgage Investors Trust Series 2006-AF2			6.2500	10/25/2036	481,268
3,067	Morgan Stanley Mortgage Loan Trust 2004-1 1A1			5.0000	11/25/2033	3,121
3	Morgan Stanley Mortgage Loan Trust 2005-9AR 2A (d)			4.2611	12/25/2035	3
166,170	Morgan Stanley Mortgage Loan Trust 2006-7 3A (d)			5.0426	6/25/2036	142,480
935,775	Morgan Stanley Mortgage Loan Trust 2007-12 3A4			6.2500	8/25/2037	731,251
164,094	Morgan Stanley Reremic Trust 2012-R3 2A (b,c)		1 Month LIBOR + 0.23	2.3753	2/26/2037	164,069
1,089,311	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1 11A1A (f)			5.9950	3/25/2047	1,033,224
6,142	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-5 2AN (d)			5.6750	12/25/2035	6,181
166,479	PHH Alternative Mortgage Trust Series 2007-2 3A1			6.0000	5/25/2037	153,359
872,503	PRPM 2019-1 LLC (b,f)			4.5000	1/25/2024	878,675
3,331,680	Radnor RE 2019-1 Ltd. (b,c)		1 Month LIBOR + 1.20	3.2184	6/25/2029	3,350,707
265,147	RALI Series 2006-QA1 1A21 Trust (d)			4.9079	1/25/2036	240,684
234,156	RALI Series 2006-QS10 Trust A9			6.5000	8/25/2036	223,129
453,606	RALI Series 2006-QS12 2A3 Trust			6.0000	9/25/2036	441,171
326,848	RALI Series 2007-QS6 A6 Trust			6.2500	4/25/2037	315,734
383,544	Residential Asset Securitization Trust 2006-A2 A3			6.0000	1/25/2046	270,427
234,641	Residential Asset Securitization Trust 2006-A6 2A11			6.0000	7/25/2036	194,377
526,953	Residential Asset Securitization Trust 2007-A1 A8			6.0000	3/25/2037	301,643
406,385	Residential Asset Securitization Trust 2007-A3 1A1 (c)		1 Month LIBOR + 0.45	2.4684	4/25/2037	208,735
53,007	Residential Asset Securitization Trust 2007-A3 1A2 (c)		1 Month LIBOR + 46.38	30.9091	4/25/2037	128,816
159,494	RFMSI Series 2006-S3 Trust A7			5.5000	3/25/2036	154,571
274,288	RFMSI Series 2006-S7 Trust A3			6.2500	8/25/2036	263,608
108,395	RFMSI Series 2006-S7 Trust A7			6.2500	8/25/2036	104,174
483,862	RFMSI Series 2007-S1 A5 Trust			6.0000	1/25/2037	473,740
179,740	RFMSI Series 2007-S2 A4 Trust			6.0000	2/25/2037	171,173
414,133	RFMSI Series 2007-S6 Trust 1A11			6.0000	6/25/2037	406,451
1,354,653	Starwood Mortgage Residential Trust 2018-IMC1 (b,d)			3.8950	3/25/2048	1,375,916
1,000,000	Toorak Mortgage Corp 2018-1 Ltd. (b,f)			4.3356	8/25/2021	1,012,587
808,395	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 Trust 2A8			6.0000	11/25/2035	801,143
1,203,963	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust 1A2			6.0000	4/25/2037	1,102,118
443,343	Wells Fargo Alternative Loan 2007-PA3 Trust 1A4			5.7500	7/25/2037	430,641
185,329	Wells Fargo Mortgage Backed Securities 2006-2 Trust 3A1			5.7500	3/25/2036	183,215
591,166	Wells Fargo Mortgage Backed Securities 2007-10 Trust 1A5			6.0000	7/25/2037	595,791
54,416	Wells Fargo Mortgage Backed Securities 2007-13 Trust A6			6.0000	9/25/2037	54,449
						52,295,799

	TOTAL BONDS & NOTES (Cost - $346,715,437)					348,520,849

	WARRANT - 0.0%*
43,904	OAS SA WARRANT *** (a,h) (Cost - $11,414)					-

	SHORT-TERM INVESTMENTS - 1.5%
	U.S. TREASURY BILLS - 1.5%			Yield **
860,000	United States Treasury Bill			1.3000	10/10/2019	859,620
1,795,000	United States Treasury Bill			0.2600	11/7/2019	1,791,827
1,040,000	United States Treasury Bill			1.9200	12/5/2019	1,036,648
Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
Principal Amount ($)			Spread	Yield **	Maturity	Value ($)
2,250,000	United States Treasury Bill			1.9200	1/30/2020	2,236,539
1,210,000	United States Treasury Bill			0.7600	2/6/2020	1,202,288
400,000	United States Treasury Bill			0.8700	9/10/2020	393,445
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,517,531)					7,520,367

Contracts		Notional	Counterparty			Value ($)
	PURCHASED OPTIONS (a) - 22.3%
941,952	ISAM, August 2021, Call @ 0.001	32,045,207	Nomura			32,171,911
391,274	WNTN, August 2021, Call @ 0.001	80,798,081	Nomura			80,851,861
	TOTAL PURCHASED OPTIONS (Cost - $114,626,382)					113,023,772

	TOTAL INVESTMENTS - 92.7% (Cost - $469,808,066)					$469,166,940
	OTHER ASSETS LESS LIABILITIES - 7.3%					36,826,616
	TOTAL NET ASSETS - 100.0%					$505,993,556

	MBS - Mortgage Backed Security
	ABS - Asset Backed Security
	LIBOR - London Interbank Offered Rate
	REIT - Real Estate Investment Trust
	REMICS - Real Estate Mortgage Investment Conduits
^	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
*	Represents a percentage less than 0.05%
**	Represents annualized yield at date of purchase for discount securities.
***	Principal only bond.
****	Zero coupon bond.
(a)	The value of these securities have been determined in good faith under the policies of the Board of Trustees as of September 30, 2019.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2019, these securities amounted to $174,925,786 or 34.6% of net assets.
(c)	Variable rate security; the rate shown represents the rate as of September 30, 2019.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(e)	Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal Home Loan Mortgage Corp., Federal National Mortgage Association, Freddie Mac and Fannie Mae currently operate under a federal conservatorship.
(f)	Step-Up Bond; the interest rate shown is the rate in effect as of September 30, 2019.
(g)	Interst only bond.
(h)	Illiquid holdings.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

	Winton Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description	Expiration Date	Notional Value at September 30, 2019	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Long Contracts
	296	3 Month Euro Euribor Future	Jun-20	81,080,059	$111,837	0.02%
	365	3 Month Euro Euribor Future	Sep-20	99,995,396	175,419	0.03%
	399	3 Month Euro Euribor Future	Dec-20	109,320,907	227,258	0.04%
	452	3 Month Euro Euribor Future	Mar-21	123,842,231	291,753	0.06%
	450	3 Month Euro Euribor Future	Jun-21	123,288,126	307,965	0.06%
	418	3 Month Euro Euribor Future	Sep-21	114,515,275	305,867	0.06%
	378	3 Month Euro Euribor Future	Dec-21	103,546,576	301,712	0.06%
	368	3 Month Euro Euribor Future	Mar-22	100,792,208	294,341	0.06%
	343	3 Month Euro Euribor Future	Jun-22	93,930,893	234,901	0.05%
	285	3 Month Euro Euribor Future	Sep-22	78,032,003	10,954	0.00%
	140	90 Day Bank Bill Future	Dec-19	93,611,700	(18,495)	(0.00)%
	91	90 Day Bank Bill Future	Mar-20	60,945,885	6,014	0.00%
	70	90 Day Bank Bill Future	Jun-20	46,905,075	14,800	0.00%
	85	90 Day Bank Bill Future	Sep-20	56,973,375	(9,109)	(0.00)%
	104	90 Day Euro Future	Jun-20	25,595,700	25,300	0.01%
	248	90 Day Euro Future	Sep-20	61,085,500	77,075	0.02%
	350	90 Day Euro Future	Dec-20	86,209,375	192,050	0.04%
	310	90 Day Euro Future	Mar-21	76,418,875	220,850	0.04%
	366	90 Day Euro Future	Jun-21	90,241,875	306,263	0.06%
	365	90 Day Euro Future	Sep-21	89,999,875	289,700	0.06%
	351	90 Day Euro Future	Dec-21	86,525,888	276,675	0.05%
	314	90 Day Euro Future	Mar-22	77,416,700	265,725	0.05%
	311	90 Day Euro Future	Jun-22	76,665,388	195,513	0.04%
	257	90 Day Euro Future	Sep-22	63,344,075	32,438	0.01%
	244	90 Day Sterling Future	Jun-20	37,265,932	65,600	0.01%
	319	90 Day Sterling Future	Sep-20	48,740,225	103,796	0.02%
	375	90 Day Sterling Future	Dec-20	57,290,742	108,504	0.02%
	322	90 Day Sterling Future	Mar-21	49,218,382	119,779	0.02%
	340	90 Day Sterling Future	Jun-21	51,974,948	130,008	0.03%
	323	90 Day Sterling Future	Sep-21	49,378,677	121,461	0.02%
	299	90 Day Sterling Future	Dec-21	45,705,080	110,655	0.02%
	271	90 Day Sterling Future	Mar-22	41,425,006	99,034	0.02%
	256	90 Day Sterling Future	Jun-22	39,128,180	70,650	0.01%
	200	90 Day Sterling Future	Sep-22	30,567,351	14,731	0.00%
	589	Australian 3 Year Bond Future	Dec-19	39,477,210	155,207	0.03%
	228	Canadian 10 Year Bond Future	Dec-19	24,554,641	(273,272)	(0.05)%
	641	Euro Bobl Future	Dec-19	94,768,604	(583,260)	(0.12)%
	194	Euro Bund Future	Dec-19	36,843,525	(366,490)	(0.07)%
	112	Euro Oat Future	Dec-19	20,789,537	(229,686)	(0.05)%
	1557	Euro Schatz Future	Dec-19	190,621,123	(507,457)	(0.10)%
	314	Gold 100oz Future	Dec-19	46,249,060	(1,279,340)	(0.25)%
	53	Japan 10 Year Bond Future	Dec-19	76,018,320	10,039	0.00%
	134	Long Gilt Future	Dec-19	22,105,650	229,620	0.05%
	454	S&P 500 E-Mini Future	Dec-19	67,611,950	(509,038)	(0.10)%
	612	US 10YR NOTE (CBT)	Dec-19	79,751,250	(691,805)	(0.14)%
	332	US Long Bond Future	Dec-19	53,887,750	(831,125)	(0.16)%
	210	US Ultra Bond Future	Dec-19	40,300,313	(1,102,422)	(0.22)%
				Subtotal	$(898,006)
	Number of Contracts	Description	Expiration Date	Notional Value at September 30, 2019	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Short Contracts
	446	E-mini Russell 2000 Future	Mar-20	34,007,500	$1,308,850	0.26%
	478	US 2 Year Note Future	Mar-20	103,009,000	292,133	0.06%
	201	US 5 Year Note Future	Sep-19	23,948,836	139,344	0.03%
				Subtotal	$1,740,327

		All Other Investments			80,009,540
		Total Unrealized Appreciation of Purchased Option			80,851,861

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

	ISAM Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description			Expiration Date	Notional Value at September 30, 2019	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Long Contracts
	735	3 Month Euribor Future			Sep-19	201,360,592	$(158,635)	(0.03)%
	367	90 Day Bank Bill Future			Jun-20	245,916,608	488,525	0.10%
	437	90 Day Bank Bill Future			Sep-20	292,910,175	156,091	0.03%
	30	90 Day Bank Bill Future			Dec-20	20,100,150	(1,095)	(0.00)%
	158	90 DayEuro Future			Dec-20	38,917,375	185,013	0.04%
	488	90 Day Sterling Future			Sep-20	74,561,849	267,854	0.05%
	232	90 Day Sterling Future			Dec-20	35,443,872	(1,974)	(0.00)%
	682	Australian 3 Year Bond Future			Dec-19	45,710,453	185,317	0.04%
	99	Bank Accept Future			Jun-20	18,338,664	(38,498)	(0.01)%
	80	Canadian 10 Year Bond Future			Dec-19	8,615,663	(65,969)	(0.01)%
	56	Euro Bobl Future			Dec-19	8,279,316	(55,825)	(0.01)%
	214	Euro BPT Future			Dec-19	34,015,517	367,242	0.07%
	45	Euro CHF 3 Month ICE Jun20Long			Jun-20	11,372,908	(6,164)	(0.00)%
	43	Euro CHF 3 Month ICE Sep20Long			Sep-20	10,868,523	(5,763)	(0.00)%
	78	Euro Oat Future			Dec-19	14,478,428	(119,431)	(0.02)%
	727	Euro Schatz Future			Dec-19	89,005,496	(288,551)	(0.06)%
	76	Gold 100 oz future			Dec-19	11,194,040	207,160	0.04%
	61	Japan 10 Year Bond Future			Dec-19	87,492,783	(73,325)	(0.01)%
	571	Korea 3 Year Bond Future			Dec-19	52,896,178	(105,376)	(0.02)%
	156	Korea 10 Year Bond Future			Dec-19	17,320,149	(115,348)	(0.02)%
	119	Long Guilt Future			Dec-19	19,631,137	90,730	0.02%
	50	New Zealand 3 Month Bill Future			Jun-20	31,036,297	27,313	0.01%
	3,240	One-Day Bank Dep Future			Jan-21	73,373,109	1,292,413	0.26%
	61	Palladium Future			Dec-19	10,049,750	899,930	0.18%
	60	S&P/TSX 60 Index Future			Dec-19	9,027,415	(31,211)	(0.01)%
	422	Short-Euro BTP Future			Dec-19	51,830,391	120,161	0.02%
	96	SPI 200 Future			Dec-19	10,824,840	16,774	0.00%
	80	US 2 Yr Note Future			Dec-19	17,240,000	(27,711)	(0.01)%
	74	US 5 Yr Note Future			Dec-19	8,816,984	(24,461)	(0.00)%
						Subtotal	$3,185,186

	Number of Contracts	Description			Expiration Date	Notional Value at September 30, 2019	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Short Contracts
	224	LME Pri Aluminum Future			Dec-19	9,676,800	$233,525	0.05%
	925	Sugar # 11 Future			Mar-20	13,105,400	(756,549)	(0.15)%
						Subtotal	(523,024)

	FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement Date	Currency to Deliver/ Receive	Value	In Exchange For	Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	To Buy:
	12/18/2019	CAD	13,310,174	AUD	10,065,153	$10,065,978	$813	0.00%
	12/18/2019	CAD	11,400,000	NOK	8,620,680	8,621,386	696	0.00%
	12/18/2019	CHF	11,376,078	EUR	11,600,187	11,485,386	(114,572)	(0.02)%
	12/18/2019	CZK	186,999,840	EUR	7,984,893	7,913,601	(67,852)	(0.01)%
	12/18/2019	EUR	12,350,000	SEK	13,628,225	13,544,889	(83,336)	(0.02)%
	12/18/2019	EUR	9,350,000	HUF	10,317,725	10,254,632	(63,093)	(0.01)%
	12/18/2019	ILS	37,360,320	EUR	10,591,651	10,794,286	201,323	0.04%
	12/18/2019	JPY	951,738,040	CHF	8,946,338	8,859,016	(86,731)	(0.02)%
	12/18/2019	THB	273,418,025	USD	8,940,769	8,937,639	(12,361)	(0.00)%
	12/18/2019	USD	9,450,000	SGD	9,450,000	9,450,000	-	0.00%
	To Sell:
	12/18/2019	AUD	14,700,000	CAD	10,065,090	$9,947,614	$117,551	0.02%
	12/18/2019	CHF	8,800,000	JPY	8,946,080	8,884,555	61,192	0.01%
	12/18/2019	EUR	10,500,000	CHF	11,600,400	11,515,897	84,060	0.02%
	12/18/2019	EUR	9,600,000	ILS	10,592,640	10,528,820	64,142	0.01%
	12/18/2019	HUF	3,079,131,248	EUR	10,469,046	10,071,136	246,589	0.05%
	12/18/2019	NOK	77,584,786	CAD	8,619,670	8,539,978	80,712	0.02%
	12/18/2019	SEK	132,863,774	EUR	13,631,823	13,577,460	50,765	0.01%
	12/18/2019	SGD	13,077,052	USD	9,449,478	9,471,455	(21,455)	(0.00)%
	12/18/2019	USD	8,950,000	THB	8,950,000	8,950,000	-	0.00%
						Subtotal	$458,443

				All Other Investments			29,051,306
			Total Unrealized Appreciation of Purchased Option				32,171,911

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

Altegris GSA Trend Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Principal Amount ($)		Yield (a)	Maturity	Value
	SHORT-TERM INVESTMENT - 39.4%
	U.S. TREASURY BILL - 39.4%
12,240,000	U.S. Treasury Bill	1.86%	10/24/2019	$12,225,983
	TOTAL SHORT-TERM INVESTMENT (Cost - $12,225,466)			12,225,983

	TOTAL INVESTMENTS - 39.4% (Cost - $12,225,466)			$12,225,983
	OTHER ASSETS LESS LIABILITIES - 60.6%			18,829,969
	TOTAL NET ASSETS - 100.0%			$31,055,952

(a)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon based securities.

Contracts	Long Futures Contracts - (1.7) %	Expiration	Notional Value at September 30, 2019	Unrealized Appreciation/ (Depreciation)
164	3 Month Euro EURIBOR Future	September-20	44,941,824	$(46,332)
91	90-Day Bank Bill Future	June-20	61,264,698	(12,317)
78	90 Day Euro Future	December-20	19,212,375	(38,475)
160	90 Day Sterling Future	September-20	24,514,150	6,744
8	Amsterdam Index Future	October-19	1,011,968	5,170
145	Australian 3 Year Bond Future	December-19	11,314,021	42,078
32	Australian 10 Year Bond Future	December-19	3,180,153	27,810
52	Bank Accept Future	September-20	9,638,557	(20,383)
16	CAC40 10 Euro Future	October-19	990,076	10,158
24	Canadian 10 Year Bond Future	December-19	2,584,894	(33,905)
7	Cocoa Future (b)	December-19	165,362	4,303
2	Dax Index Future	December-19	676,524	3,117
7	Dija Mini Future	December-19	941,535	(6,905)
22	Dollar Index Future	December-19	2,178,462	17,632
53	Euro BOBL Future	December-19	7,837,942	(63,367)
14	Euro BTP Future	December-19	2,225,928	15,320
21	Euro Bund Future	December-19	3,989,316	(39,341)
5	Euro Buxl Future	December-19	1,185,593	(29,714)
14	Euro CHF 3 Month Future	June-20	3,540,190	(7,623)
19	Euro OAT Future	December-19	3,527,769	(40,934)
164	Euro-Schatz Future	December-19	20,083,804	(61,513)
27	Euro Stoxx 50 Future	December-19	1,046,429	11,379
5	FTSE 100 Index Future	December-19	454,934	4,441
53	FTSE China A50 Future	October-19	720,270	(7,106)
7	FTSE/MIB Index Future	December-19	841,973	8,111
20	Gold 100oz Future (b)	December-19	2,945,800	56,100
5	Japan 10 Year Bond Future	December-19	7,171,871	4,452
11	Japanese Yen Currency Future	December-19	1,278,475	(5,869)
126	Korea 3 Year Bond Future	December-19	11,674,606	(17,962)
32	Korea 10 Year Bond Future	December-19	3,553,534	3,923
4	LME Lead Future (b)	December-19	213,775	3,026
8	LME Nickel Future (b)	December-19	819,120	(7,734)
18	Long Gilt Future	December-19	2,977,632	(1,062)
17	Mexican Peso Future	December-19	425,510	(4,205)
104	Mini BoveSpa Future	October-19	525,014	4,428
1	MSCI Emerging Markets Future	December-19	94,920	95
1	MSCI Sing Index Future	October-19	25,978	67
23	MSCI Taiwan Index Future	October-19	936,330	8,728
4	Nasdaq 100 E-Mini Future	December-19	621,640	(9,077)
5	Nikkei 225 (SGX)	December-19	502,892	(3,542)
45	OMXS30 Index Future	October-19	754,146	(1,036)
7	Palladium Future (b)	December-19	1,153,250	129,190
21	Platinum Future (b)	January-20	933,660	(77,415)
129	Russia Trading System Index Future	December-19	342,082	(10,840)
1	S&P Mid 400 E-Mini Future	December-19	193,800	140
9	S&P/TSX 60 Index Future	December-19	1,354,215	(6,257)
6	S&P 500 E-Mini Future	December-19	893,550	(6,145)
60	Short-Euro BTP Future	December-19	7,371,281	11,623
20	Silver Future (b)	December-19	1,699,800	(106,800)
10	SPI 200 Future Indes	December-19	1,126,669	1,199
Altegris GSA Trend Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Contracts	Long Futures Contracts (Continued) - (1.7) %	Expiration	Notional Value at September 30, 2019	Unrealized Appreciation/ (Depreciation)
44	Stoxx Europe Future	December-19	938,510	$8,230
1	Topix Index Future	December-19	146,935	(92)
48	US 2 Year Note Future	December-19	10,344,000	(32,078)
43	US 5 Year Note Future	December-19	5,123,383	(42,484)
27	US 10 Year Note Future	December-19	3,518,438	(44,406)
19	US 10 Year Ultra Future	December-19	2,705,719	(49,281)
12	US Long Bond Future	December-19	1,947,750	(45,594)
6	US Ultra Bond Future	December-19	1,151,438	(30,383)
				$(522,713)

Contracts	Short Futures Contracts - 0.3%	Expiration	Notional Value at September 30, 2019	Unrealized Appreciation/ (Depreciation)
(36)	AUD/USD Currecny Future	December-19	(2,436,480)	$36,345
(128)	BIST National 30 Index Future	October-19	(298,833)	(19,072)
(4)	Brent Crude Oil Future (b)	December-19	(237,000)	16,780
(5)	Canadian Dollar Future	December-19	(378,150)	1,635
(41)	Canola Future (b)	November-19	(279,506)	7,230
(7)	Cattle Feeder Future (b)	November-19	(496,738)	2,475
(9)	CHF Currency Future	December-19	(1,134,225)	8,125
(21)	Cocoa Future (b)	December-19	(512,820)	(39,980)
(37)	Coffee Future (b)	December-19	(1,403,456)	(55,444)
(26)	Coffee Robusta Future (b)	November-19	(343,200)	3,910
(22)	Copper Future (b)	December-19	(1,418,175)	(10,800)
(77)	Corn Future (b)	December-19	(1,493,800)	(78,938)
(23)	Cotton Future (b)	December-19	(699,545)	61,935
(4)	E-Mini Russell Futre	December-19	(305,000)	9,430
(25)	Euro FX Future	December-19	(3,425,781)	34,100
(10)	FTSE KLCI Index Future	October-19	(189,157)	364
(12)	FTSE/JSE Top 40 Future	December-19	(390,347)	19,417
(2)	Gasoline Future (b)	November-19	(131,586)	7,190
(18)	GBP Currency Future	December-19	(1,387,350)	5,772
(3)	Hang Seng Index Future	October-19	(498,291)	(861)
(7)	HSCI Future Index	October-19	(455,838)	109
(2)	IBEX 35 Future	October-19	(201,306)	(5,141)
(47)	KC HRW Wheat Future (b)	December-19	(975,250)	(28,000)
(8)	KOSPI 200 Index Future	December-19	(458,387)	(11,231)
(19)	Lean Hogs Future (b)	December-19	(551,760)	(31,480)
(25)	Live Cattle Future (b)	December-19	(1,103,000)	(55,580)
(11)	LME Copper Future (b)	December-19	(1,574,031)	48,061
(26)	LME PRI Aluminum Future (b)	December-19	(1,123,200)	54,295
(12)	LME Zinc Future (b)	December-19	(717,450)	(261)
(5)	Low Sulfer Gasoil (b)	November-19	(293,250)	13,450
(8)	MSCI Emerging Markets Index Future	December-19	(400,760)	9,040
(50)	Natural Gas Future (b)	November-19	(1,165,000)	142,880
(27)	New Zealand Future	December-19	(1,693,980)	39,445
(4)	NY Harbor Future (b)	November-19	(318,730)	13,978
(29)	Set50 Future	December-19	(205,716)	(1,269)
(22)	SGX Nifty 50 Future	October-19	(507,672)	270
(41)	Soybean Future (b)	November-19	(1,857,300)	24,325
(28)	Soybean Meal Future (b)	December-19	(842,800)	29,880
(9)	Soybean Oil Future (b)	December-19	(157,032)	216
(119)	Sugar #11 (World) Future (b)	March-20	(1,685,992)	(105,795)
(43)	Wheat Future (b)	December-19	(1,065,863)	(47,075)
(22)	White Sugar (ICE) Future (b)	December-19	(378,730)	(32,315)
(17)	WIG20 Index Future	December-19	(185,216)	2,674
(5)	WTI Cruide Oil Future (b)	November-19	(270,350)	30,180
				$100,269

	TOTAL UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$(422,444)
(b)	All or a portion of these investments is a holding of the consolidated AGSAT Fund Limited.

Altegris GSA Trend Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Schedule of Forward Foreign Currency Contracts

Foreign Currency	Settlement Date	Counterparty	Currency Amount Purchased	Cost of U.S. Dollar Sold	U.S. $ Value	Unrealized Appreciation/ (Depreciation)
To Buy:
Australian Dollar	12/18/2019	BAML	290,000	199,150	196,077	$(3,073)
Brazilian Real	10/2/2019	BAML	8,599,280	2,071,362	2,064,455	(6,907)
British Pound	12/18/2019	BAML	148,000	183,643	182,969	(674)
Canadian Dollar	12/18/2019	BAML	106,464	81,000	80,514	(486)
Chilean Peso	12/18/2019	BAML	21,067,969	29,412	28,981	(431)
Czech Koruna	12/18/2019	BAML	209,339	8,945	8,855	(90)
Euro	12/18/2019	BAML	634,000	705,402	695,391	(10,011)
Hong Kong Dollar	12/18/2019	BAML	2,351,619	300,212	300,202	(10)
Hungary Forint	12/18/2019	BAML	36,652,818	121,722	119,863	(1,859)
Indian Rupee	12/18/2019	BAML	52,328,869	721,937	732,249	10,312
Israeli Shekel	12/18/2019	BAML	10,983,212	3,133,071	3,173,347	40,276
Japanese Yen	12/18/2019	BAML	16,136,575	151,316	150,177	(1,139)
Norwegian Krone	12/18/2019	BAML	90,519	10,077	9,975	(102)
Philippine Peso	12/18/2019	BAML	99,861,662	1,909,339	1,920,524	11,185
Polish Zloty	12/18/2019	BAML	291,609	74,219	72,820	(1,399)
Russian Ruble	12/18/2019	BAML	145,752,238	2,228,124	2,222,227	(5,897)
Singapore Dollar	12/18/2019	BAML	376,454	273,172	272,469	(703)
South African Rand	12/18/2019	BAML	3,120,318	208,635	203,710	(4,925)
South Korean Won	12/18/2019	BAML	823,774,035	693,198	690,288	(2,910)
Swedish Krona	12/18/2019	BAML	2,251,044	234,991	230,186	(4,805)
Taiwan Dollar	12/18/2019	BAML	15,456,664	502,619	500,464	(2,155)
Turkish Lira New	12/18/2019	BAML	13,355,791	2,258,382	2,306,125	47,743
						$61,940

Foreign Currency	Settlement Date	Counterparty	Currency Amount Purchased	Cost of U.S. Dollar Sold	U.S. $ Value	Unrealized Appreciation/ (Depreciation)
To Sell:
Australian Dollar	12/18/2019	BAML	(1,752,000)	(1,196,477)	(1,184,578)	$11,899
Brazilian Real	10/2/2019	BAML	(8,599,279)	(2,069,799)	(2,064,456)	5,343
Brazilian Real	11/4/2019	BAML	(9,104,835)	(2,188,714)	(2,180,684)	8,030
British Pound	12/18/2019	BAML	(99,000)	(123,273)	(122,391)	882
Canadian Dollar	12/18/2019	BAML	(158,562)	(120,375)	(119,913)	462
Chilean Peso	12/18/2019	BAML	(2,134,112,554)	(3,003,372)	(2,935,631)	67,741
Czech Koruna	12/18/2019	BAML	(59,936,279)	(2,561,326)	(2,535,237)	26,089
Euro	12/18/2019	BAML	(2,583,000)	(2,874,807)	(2,833,112)	41,695
Hungary Forint	12/18/2019	BAML	(664,185,324)	(2,235,743)	(2,172,045)	63,698
Indian Rupee	12/18/2019	BAML	(56,392,978)	(776,721)	(789,121)	(12,400)
Israeli Shekel	12/18/2019	BAML	(99,990)	(28,517)	(28,889)	(372)
Japanese Yen	12/18/2019	BAML	(3,841,675)	(36,000)	(35,753)	247
Norwegian Krone	12/18/2019	BAML	(19,754,217)	(2,204,470)	(2,176,863)	27,607
Polish Zloty	12/18/2019	BAML	(8,232,900)	(2,101,085)	(2,055,893)	45,192
Russian Ruble	12/18/2019	BAML	(11,204,891)	(168,492)	(170,837)	(2,345)
Singapore Dollar	12/18/2019	BAML	(8,061,798)	(5,848,992)	(5,834,964)	14,028
South African Rand	12/18/2019	BAML	(23,405,848)	(1,565,741)	(1,528,067)	37,674
South Korean Won	12/18/2019	BAML	(7,115,611,176)	(5,991,267)	(5,962,583)	28,684
Swedish Krona	12/18/2019	BAML	(22,701,674)	(2,372,112)	(2,321,407)	50,705
Taiwan Dollar	12/18/2019	BAML	(197,171,557)	(6,366,780)	(6,384,124)	(17,344)
Turkish Lira New	12/18/2019	BAML	(254,690)	(43,041)	(43,977)	(936)
						$396,579

	Net unrealized appreciation on forward foreign currency contracts					$458,519

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Principal
Amount ($)		Yield (a)	Maturity	Value
	SHORT-TERM INVESTMENTS - 65.6%
	U.S. TREASURY BILLS - 65.6%
44,158,000	U.S. Treasury Bill	2.1110%	10/3/2019	$44,153,983
	TOTAL SHORT-TERM INVESTMENTS (Cost - $44,152,849)			44,153,983

	TOTAL INVESTMENTS - 65.6% (Cost - $44,152,849)			$44,153,983
	OTHER ASSETS LESS LIABILITIES - 34.4%			23,201,757
	TOTAL NET ASSETS - 100.0%			$67,355,740

Contracts	Long Futures Contracts	Expiration	Notional Value at September 30, 2019	Unrealized Appreciation/ (Depreciation)
1	1 Month SOFR Future	October-19	408,814	$156
1	3 Month SOFR Future	September-20	246,725	75
4	3MO Euro EURIBOR	December-22	1,095,324	(42)
3	3MO Euro EURIBOR	December-20	822,188	(68)
119	3MO Euro EURIBOR	September-20	32,610,226	(31,431)
2	3MO Euro EURIBOR	September-21	548,071	901
6	90 - Day Bank Bill	December-20	4,039,331	316
63	90 - Day Bank Bill	June-20	42,414,022	(8,835)
28	90 - Day EURO$ Future	December-19	6,862,800	8,925
2	90 - Day EURO$ Future	December-23	492,525	288
4	90 - Day EURO$ Future	June-21	986,250	11,000
67	90 - Day EURO$ Future	December-20	16,502,938	(22,863)
2	90 - Day EURO$ Future	June-22	493,025	5,025
3	90 - Day Sterling Future	December-20	459,594	131
4	90 - Day Sterling Future	March-20	612,299	1,455
112	90 - Day Sterling Future	September-20	17,159,905	4,749
10	Amsterdam Index Future	October-19	1,264,960	5,569
134	Australian 3Y Bond Future	December-19	10,455,716	31,839
44	Australian 10Y Bond Future	December-19	4,372,710	30,424
39	Bank Accept Future	September-20	7,228,918	(15,911)
1	Brent Crude Future (b)	February-20	57,940	(4,190)
17	Brent Crude Future (b)	December-19	1,007,250	(71,170)
1	Brent Fiancial Future (b)	January-20	58,480	(5,190)
29	CAC40 10 Euro Future	October-19	1,794,514	15,720
36	Canadian 10YR Bond Future	December-19	3,877,341	(46,988)
2	Canola Future (b)	November-19	13,634	(33)
1	CBOE VIX Future (b)	December-19	18,325	(625)
1	CBOE VIX Future (a,b)	March-20	19,075	575
9	Cocoa Future (b)	December-19	219,780	280
8	Cocoa Future (b)	December-19	188,986	3,730
5	Copper Future (b)	December-19	322,313	(1,950)
25	Corn Future (b)	December-19	485,000	11,625
1	Cotton No. 2 Future (b)	December-19	30,415	110
7	DAX Index Future	December-19	2,367,834	14,226
3	DAX Mini Future	December-19	202,957	657
18	Djia Mini Index Future	December-19	2,421,090	(8,510)
15	Dollar Index Future	December-19	1,485,315	12,918
1	E-Mini Crude Oil Future (b)	November-19	27,035	(2,378)
15	E-Mini Russell 2000 Future	December-19	1,143,750	(17,803)
64	Euro BOBL Future	December-19	9,464,684	(67,685)
23	Euro BTP Future	December-19	3,656,881	14,821
27	Euro Bund Future	December-19	5,129,121	(45,481)
8	Euro BUXL 30Y Gond Future	December-19	1,896,949	(15,674)
3	Euro CHF 3 Month Ice Future	December-20	758,762	25
9	Euro CHF 3 Month Ice Future	June-20	2,275,836	(4,897)
27	Euro OAT Future	December-19	5,013,145	(33,501)
162	Euro SCHATZ Future	December-19	19,838,879	(37,299)
57	Euro Stoxx 50 Future	December-19	2,209,128	23,793
22	FTSE 100 Index	December-19	2,001,712	23,179
53	FTSE China A50 Future	October-19	720,270	(6,776)
12	FTSE/MIB Index Future	December-19	1,443,382	13,976
1	Gasoline RBOB Future (b)	December-19	64,222	(1,508)
Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
Contracts	Long Futures Contracts (Continued)	Expiration	Notional Value at September 30, 2019	Unrealized Appreciation/ (Depreciation)
5	Gasoline RBOB Future (b)	November-19	328,965	$(9,584)
20	Gold 100 OZ Future (b)	December-19	2,945,800	37,470
9	Hang Seng Index	October-19	1,494,872	2,341
5	HSCEI Future	October-19	325,599	1,703
2	IBEX 35 Index	October-19	201,306	4,513
1	ICE ECX Emission (b)	December-19	26,950	(2,374)
7	JPN 10YR Bond (OSE)	December-19	10,040,620	42,779
9	JPN Yen Currency Future	December-19	1,046,025	(4,779)
2	KC HRW Wheat Future (b)	December-19	41,500	648
87	Korea 3 Year Bond Future	December-19	8,061,037	(12,429)
22	Korea 10 Year Bond Future	December-19	2,443,055	3,332
2	Lean Hogs Future (b)	December-19	58,080	680
1	Lean Hogs Future (b)	February-20	31,200	1,150
3	LME Lead Future (b)	December-19	160,331	3,385
5	LME Nickel Future (b)	December-19	511,950	(6,405)
35	Long Gilt Future	December-19	5,789,840	30,510
1	Low SU Gasoil (b)	February-20	56,975	(4,550)
5	Low SU Gasoil (b)	November-19	293,250	(8,425)
1	Lumber Future (b)	November-19	40,381	(1,705)
1	MDAX Index Future	December-19	140,750	(645)
12	Mexican Peso Future	December-19	300,360	(2,895)
1	Mill Wheat Euro Future (b)	December-19	9,526	205
72	Mini BoveSpa Future	October-19	363,471	3,008
7	Mini FTSE/MIB Future	December-19	167,265	242
1	Mini H-Shares Future	October-19	13,024	(29)
2	Mini HSI Index Future	October-19	66,439	37
4	MSCI EAFE Future	December-19	379,680	(365)
8	MSCI Sing IX Future	October-19	207,824	(687)
27	MSCI Taiwan Index Future	October-19	1,099,170	11,762
15	NASDAQ 100 E-Mini	December-19	2,331,150	(14,676)
1	Natural Gas Future (b)	January-20	26,220	(2,220)
12	Natural Gas Future (b)	November-19	279,600	(7,450)
2	Natural Gas Future (b)	October-19	47,300	(1,460)
52	NIKKEI 225 (Mini)	December-19	1,046,977	(5,771)
5	NIKKEI 225 (OSE)	December-19	1,006,708	(4,714)
17	NIKKEI 225 (SGX)	December-19	1,709,831	(994)
4	NY Harb ULSD Future (b)	November-19	318,730	(10,760)
50	OMXS30 Index Future	October-19	837,940	(1,057)
5	Palladium Future (b)	December-19	823,750	68,220
15	Platinum Future (b)	January-20	666,900	(55,790)
3	Rapeseed Euro Future (b)	November-19	63,286	329
1	Red Wheat Future (a,b)	December-19	27,225	(325)
2	Rough Rice (CBOT) Future (b)	November-19	48,060	(380)
89	RTS Index Future	December-19	236,010	(7,491)
1	Russian Ruble Future	December-19	38,150	-
4	S&P Mid 400 E-Mini Future	December-19	775,200	(6,375)
10	S&P/TSX 60 Index Future	December-19	1,504,683	(6,041)
17	S&P 500 E-mini Future	December-19	2,531,725	(6,240)
4	SGX Iron Roe Future (a,b)	November-19	35,408	144
3	SGX NIFTY 50	October-19	69,228	(208)
57	Short Euro-BTP Future	December-19	7,002,717	7,622
18	Silver Future (b)	December-19	1,529,820	(101,325)
1	Silver Future (b)	March-20	85,650	(9,125)
13	Soybean Future (b)	January-20	597,675	3,538
22	Soybean Future (b)	November-19	996,600	2,963
11	Soybean Meal Future (b)	December-19	331,100	1,120
1	Soybean Oil Future (b)	December-19	17,586	(54)
11	SPI 200 Future	January-20	1,239,336	1,302
1	Stoxx 50 Future	December-19	-	(34,647)
2	Stoxx 600 Future	December-19	32,870	349
37	Stoxx Europe 600 Future	December-19	789,202	7,331
6	Sugar #11 (World) Future (b)	March-20	85,008	235
74	SX5E Dividend Future	December-19	981,813	8,358
Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
Contracts	Long Futures Contracts (Continued)	Expiration	Notional Value at September 30, 2019	Unrealized Appreciation/ (Depreciation)
9	Topix Index Future	December-19	1,322,415	$(6,964)
55	US 2YR Note (CBT)	December-19	11,852,500	(34,258)
75	US 5YR Note (CBT)	December-19	8,936,133	(39,797)
44	US 10YR Note (CBT)	December-19	5,733,750	(44,023)
22	US 10 Year Ultra Future	December-19	3,132,938	(46,906)
18	US Long Bond (CBT)	December-19	2,921,625	(49,813)
8	US Ultra Bond (CBT)	December-19	1,535,250	(37,469)
9	Wheat Future (b)	December-19	223,088	38
1	White Sugar (ICE) (b)	December-19	17,215	1,125
8	WTI Crude Oil Future (b)	November-19	432,560	(32,040)
1	WTI Crude Oil Future (b)	December-19	53,980	(5,080)
1	XAE Energy	December-19	59,550	(320)
1	XAP Consumer Staples Future	December-19	61,820	597
1	XAU Utilities Future	December-19	65,370	2,330
1	XAV Health Care Future	December-19	90,550	(1,640)
1	XAY Consumer Discretinary Future	December-19	122,080	(2,430)
113	Yen Denom Nikkei Future	December-19	11,430,696	32,631
				$(565,038)

Contracts	Short Futures Contracts	Expiration	Notional Value at September 30, 2019	Unrealized Appreciation/ (Depreciation)
(2)	1 Month SOFR Future	October-19	(817,628)	$(458)
(4)	90 Day Euro Future	December-21	(986,050)	(25)
(25)	AUD/USD Currency Future	December-19	(1,692,000)	24,925
(4)	Australian 10Y Bond Future	December-19	(397,519)	1,245
(88)	BIST National 30 Index	October-19	(205,448)	(13,099)
(3)	Brent Crude Future (b)	December-19	(177,750)	10,780
(5)	Canadian Dollar Future	December-19	(378,150)	600
(12)	CAC40 10 Euro Future	October-19	(742,557)	(4,755)
(1)	Canola Future (WCE) (b)	January-20	(6,952)	217
(29)	Canola Future (WCE) (b)	November-19	(197,699)	4,745
(5)	Cattle Feeder Future (b)	November-19	(354,813)	1,775
(1)	CBOE Volatility Index Future (b)	December-19	(18,325)	175
(1)	CBOE Volatility Index Future (a,b)	February-20	(19,075)	125
(1)	CBOE Volatility Index Future (a,b)	January-20	(18,825)	175
(2)	CBOE Volatility Index Future (b)	November-19	(36,550)	(690)
(25)	CBOE Volatility Index Future (b)	November-19	(456,875)	8,865
(7)	CBOE Volatility Index Future (b)	October-19	(119,875)	3,375
(9)	CBOE Volatility Index Future (b)	October-19	(154,125)	545
(7)	CHF Currency Future	December-19	(882,175)	6,313
(14)	Cocoa Future (b)	December-19	(341,880)	(26,010)
(26)	Coffee 'C' Future (b)	December-19	(986,213)	(38,194)
(19)	Coffee Robusta Future (b)	November-19	(250,800)	2,240
(26)	Copper Future (b)	December-19	(1,676,025)	(5,825)
(1)	Copper Future (b)	March-20	(64,738)	(313)
(80)	Corn Future (b)	December-19	(1,552,000)	(5,375)
(16)	Cotton Future (b)	December-19	(486,640)	43,760
(9)	Crude Palm Oil Future (a,b)	December-19	(114,730)	1,029
(1)	Crude Palm Oil Future (a,b)	February-20	(13,297)	622
(1)	Crude Palm Oil Future (a,b)	November-19	(12,539)	42
(2)	DAX Index	December-19	(676,524)	(1,022)
(2)	E-Micro Eur/USD Future	December-19	(27,406)	288
(2)	E-Mini Crude Oil Future (b)	November-19	(54,070)	3,368
(2)	E-Mini Russ 2000 Future	December-19	(152,500)	4,715
(1)	E-Mini S&P Real Estate	December-19	(47,625)	(50)
(28)	Euro Bobl Future	December-19	(4,140,799)	(9,974)
(15)	Euro Bund Future	December-19	(2,849,511)	(912)
(17)	Euro FX Currency Future	December-19	(2,329,531)	23,525
(1)	Euro/GBP Future	December-19	(136,932)	393
(7)	Euro Oat Future	December-19	(1,299,704)	463
(3)	Euro Stoxx Future	December-19	(116,270)	(512)
(2)	FCOJ-A Future	November-19	(29,925)	(255)
(8)	FTSE CHINA A50	October-19	(108,720)	370
Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
Contracts	Short Futures Contracts (Continued)	Expiration	Notional Value at September 30, 2019	Unrealized Appreciation/ (Depreciation)
(9)	FTSE KLCI Future	October-19	(170,241)	$263
(12)	FTSE/JSE Top 40 Future	December-19	(390,347)	15,701
(2)	Gasoline RBOB (b)	November-19	(131,586)	7,102
(13)	GBP Currancy Future	December-19	(1,001,975)	3,753
(10)	Gold 100oz Future (b)	December-19	(1,472,900)	18,940
(3)	Hang Seng Index Future	October-19	(498,291)	(918)
(7)	HSCEI Future	October-19	(455,838)	230
(3)	IBEX 35 Index	October-19	(301,958)	(4,152)
(2)	Ice EXM Emissions Future (b)	December-19	(53,900)	839
(2)	Japan 10Y Bond (OSE) Future	December-19	(2,868,749)	(7,913)
(32)	KC HRW Wheat Future (b)	December-19	(664,000)	(19,763)
(1)	KC HRW Wheat Future (b)	March-20	(21,413)	(425)
(6)	KOSPI2 Index Future	December-19	(343,791)	(8,489)
(20)	Lean Hogs Future (b)	December-19	(580,800)	(35,280)
(18)	Live Cattle Future (b)	December-19	(794,160)	(38,500)
(1)	Live Cattle Future (b)	February-20	(46,650)	(1,960)
(8)	LME Copper Future (b)	December-19	(1,144,750)	32,526
(18)	LME PRI Aluminum (b)	December-19	(777,600)	37,589
(8)	LME Zinc Future (b)	December-19	(478,300)	(174)
(6)	Long Gilt Future	December-19	(992,544)	(1,171)
(3)	Low Sulfer Gas Oil Future (b)	November-19	(175,950)	8,100
(2)	Maize Future (b)	November-19	(17,934)	265
(1)	Mexican Peso Future	December-19	(25,030)	5
(8)	Mill Wheat Euro Future (b)	December-19	(76,205)	(2,251)
(5)	Mill Wheat Euro Future (b)	March-20	(48,718)	(1,278)
(4)	Mini H-Shares Future	October-19	(52,096)	75
(1)	Mini HS INDex Future	October-19	(33,219)	(96)
(2)	Mini TPX Index Future	December-19	(29,387)	(747)
(8)	MSCI Emerging Markets	December-19	(400,760)	7,070
(3)	MSCI Taiwan Index	October-19	(122,130)	(1,530)
(2)	Nasdaq 100 E-Mini Future	December-19	(310,820)	(3,130)
(1)	Natural Gas Future (b)	December-19	(25,040)	2,350
(34)	Natural Gas Future (b)	November-19	(792,200)	96,760
(23)	New Zealand Future	December-19	(1,443,020)	33,050
(98)	NIKKEI 225 (CME)	December-19	(10,728,550)	(32,275)
(5)	NY Harbor ULSD Futures (b)	November-19	(398,412)	14,343
(1)	Oat Future (b)	December-19	(13,788)	(325)
(3)	Platinum Future (b)	January-20	(133,380)	865
(3)	S&P 500 E-Mini Futre	December-19	(446,775)	(1,638)
(20)	Set50 Future	December-19	(141,873)	(866)
(15)	SGX Nifty 50	October-19	(346,140)	32
(3)	Silver Future (b)	December-19	(254,970)	17,055
(2)	Soybean Future (b)	January-20	(91,950)	3,475
(1)	Soybean Future (b)	March-20	(46,500)	(1,675)
(33)	Soybean Future (b)	November-19	(1,494,900)	14,900
(21)	Soybean Meal Future (b)	December-19	(632,100)	24,360
(1)	Soybean Meal Future (b)	January-20	(30,280)	(40)
(17)	Soybean Oil Future (b)	December-19	(296,616)	528
(3)	SPI 200 Future	December-19	(338,001)	1,196
(94)	Sugar #11 (World) Future (b)	March-20	(1,331,792)	(80,002)
(1)	Sugar #11 (World) Future (b)	May-20	(14,280)	(806)
(1)	TOPIX Index Future	December-19	(146,935)	(3,672)
(6)	US 2Y Future	December-19	(1,293,000)	(617)
(28)	US 10Y Note Future	December-19	(3,648,750)	(8,297)
(4)	Vstoxx Future (a,b)	November-19	(7,457)	(296)
(5)	Vstoxx Future (a,b)	October-19	(8,994)	68
(29)	Wheat (CBT) Future (b)	December-19	(718,838)	(32,000)
(16)	White Sugar (ICE) (b)	December-19	(275,440)	(22,445)
(12)	WIG20 Index Future	December-19	(130,741)	1,836
(1)	WTI Crude Future (b)	January-20	(53,700)	1,250
(8)	WTI Crude Future (b)	November-19	(432,560)	25,220
(3)	WTI Crude Future (b)	November-19	(162,210)	5,520
(2)	WTI Crude Future (b)	December-19	(107,960)	2,250
Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
Contracts	Short Futures Contracts (Continued)	Expiration	Notional Value at September 30, 2019	Unrealized Appreciation/ (Depreciation)
(2)	XAF Financial	December-19	(172,550)	$(13)
(1)	XAK Technology	December-19	(81,140)	140
(2)	XAP Consumer Staples	December-19	(123,640)	(1,224)
(2)	XAU Utilities	December-19	(130,740)	540
				$101,434

	TOTAL UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$(463,604)
	(a) Illiquid holding.
	(b) All or a portion of these investments is a holding of the consolidated AMFS Fund Limited.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Schedule of Forward Foreign Currency Contracts

Foreign Currency		Settlement Date	Counterparty	Currency Amount Purchased	Cost of USD Sold	U.S. $ Value		Unrealized Appreciation/ (Depreciation)
To Buy:
Australian Dollar		10/1/2019	BAML	1,100,000	$743,466	$741,916		$(1,550)
Australian Dollar		10/16/2019	BAML	4,280,000	2,906,594	2,888,221		(18,373)
Australian Dollar		10/2/2019	BAML	570,000	384,999	384,440		(559)
Australian Dollar		11/6/2019	BAML	1,300,000	880,880	877,930		(2,950)
Australian Dollar		12/18/2019	BAML	186,000	127,805	125,761		(2,044)
Brazilian Real		10/16/2019	BAML	2,790,000	685,123	669,118		(16,005)
Brazilian Real		10/2/2019	BAML	5,913,624	1,424,451	1,419,701		(4,750)
British Pound		10/1/2019	BAML	560,873	690,153	691,164		1,011
British Pound		10/16/2019	BAML	2,950,000	3,652,687	3,637,548		(15,139)
British Pound		10/2/2019	BAML	452,500	556,127	557,615		1,488
British Pound		11/6/2019	BAML	1,125,000	1,396,509	1,388,422		(8,087)
British Pound		12/18/2019	BAML	115,000	142,637	142,171		(466)
Canadian Dollar		10/1/2019	BAML	450,000	339,799	339,879		80
Canadian Dollar		10/16/2019	BAML	1,640,000	1,240,461	1,238,953		(1,508)
Canadian Dollar		11/6/2019	BAML	2,600,000	1,962,523	1,964,830		2,307
Canadian Dollar		12/18/2019	BAML	73,603	56,000	55,663		(337)
Chilean Peso		10/15/2019	BAML	143,020,000	200,000	196,448		(3,552)
Chilean Peso		10/24/2019	BAML	144,302,000	200,000	198,242		(1,758)
Chilean Peso		10/9/2019	BAML	143,164,000	200,000	196,624		(3,376)
Chilean Peso		12/18/2019	BAML	17,330,671	24,211	23,840		(371)
Chinese Yen		10/8/2019	BAML	712,871	100,000	99,805		(195)
Chinese Yen		11/6/2019	BAML	7,832,208	1,100,000	1,095,605		(4,395)
Colombian Peso		10/15/2019	BAML	675,303,190	200,000	194,030		(5,970)
Colombian Peso		10/17/2019	BAML	336,148,289	100,000	96,575		(3,425)
Colombian Peso		10/7/2019	BAML	677,332,000	200,000	194,680		(5,320)
Czech Koruna		12/18/2019	BAML	122,983	5,255	5,202		(53)
Euro		10/1/2019	BAML	2,295,000	2,511,505	2,501,996		(9,509)
Euro		10/16/2019	BAML	8,180,000	8,998,442	8,928,130		(70,312)
Euro		10/2/2019	BAML	200,000	218,250	218,040		(210)
Euro		11/6/2019	BAML	2,250,000	2,476,688	2,459,822		(16,866)
Euro		12/18/2019	BAML	384,000	427,558	421,182		(6,376)
Hong Kong Dollar		12/18/2019	BAML	1,589,245	202,938	202,879		(59)
Hungary Forint		12/18/2019	BAML	25,966,384	86,240	84,915		(1,325)
Indian Rupee		10/15/2019	BAML	64,911,420	900,000	914,584		14,584
Indian Rupee		10/21/2019	BAML	63,959,670	900,000	900,559		559
Indian Rupee		10/7/2019	BAML	64,986,750	900,000	916,480		16,480
Indian Rupee		12/18/2019	BAML	35,927,248	495,658	502,738		7,080
Israeli Shekel		11/6/2019	BAML	1,056,115	300,000	304,431		4,431
Israeli Shekel		12/18/2019	BAML	7,564,165	2,157,785	2,185,492		27,707
Japanese Yen		10/1/2019	BAML	69,710,207	646,219	645,023		(1,196)
Japanese Yen		10/16/2019	BAML	409,000,000	3,802,754	3,788,315		(14,439)
Japanese Yen		10/2/2019	BAML	87,604,423	810,586	810,589		3
Japanese Yen		11/6/2019	BAML	187,500,000	1,745,557	1,739,248		(6,309)
Japanese Yen		12/18/2019	BAML	10,047,040	94,000	93,503		(497)
Mexican Peso		10/1/2019	BAML	1,730,000	88,088	87,621		(467)
Mexican Peso		10/16/2019	BAML	9,400,000	480,068	474,879		(5,189)
Mexican Peso		10/2/2019	BAML	750,000	38,039	37,985		(54)
Mexican Peso		11/6/2019	BAML	6,500,000	330,839	327,180		(3,659)
New Zealand Dollar		10/1/2019	BAML	801,107	502,625	502,344		(281)
New Zealand Dollar		10/16/2019	BAML	2,880,000	1,818,194	1,806,538		(11,656)
New Zealand Dollar		10/2/2019	BAML	390,000	244,279	244,547		268
New Zealand Dollar		11/6/2019	BAML	1,000,000	630,414	627,590		(2,824)
Norwegian Krone		10/1/2019	BAML	1,970,000	216,903	216,818		(85)

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Foreign Currency		Settlement Date	Counterparty	Currency Amount Purchased	Cost of USD Sold	U.S. $ Value		Unrealized Appreciation/ (Depreciation)
To Buy (Continued):
Norwegian Krone		10/16/2019	BAML	20,270,000	$2,257,805	$2,231,521		$(26,284)
Norwegian Krone		10/2/2019	BAML	840,000	92,475	92,450		(25)
Norwegian Krone		11/20/2019	BAML	3,360,000	370,435	370,086		(349)
Norwegian Krone		12/18/2019	BAML	67,544	7,522	7,444		(78)
Philippine Peso		12/18/2019	BAML	68,707,257	1,313,675	1,321,366		7,691
Polish Zloty		10/16/2019	BAML	3,520,000	892,603	878,177		(14,426)
Polish Zloty		10/2/2019	BAML	150,000	37,468	37,416		(52)
Polish Zloty		12/18/2019	BAML	186,459	47,470	46,562		(908)
Russian Ruble		10/1/2019	BAML	12,987,683	200,152	200,173		21
Russian Ruble		10/16/2019	BAML	117,540,000	1,798,303	1,808,116		9,813
Russian Ruble		11/20/2019	BAML	1,130,000	17,382	17,301		(81)
Russian Ruble		11/6/2019	BAML	64,363,780	1,000,000	987,285		(12,715)
Russian Ruble		12/18/2019	BAML	100,287,991	1,533,332	1,529,053		(4,279)
Singapore Dollar		11/6/2019	BAML	137,356	100,000	99,367		(633)
Singapore Dollar		12/18/2019	BAML	184,819	134,120	133,768		(352)
South African Rand		10/1/2019	BAML	730,000	48,371	48,145		(226)
South African Rand		10/16/2019	BAML	16,400,000	1,104,622	1,079,454		(25,168)
South African Rand		10/2/2019	BAML	820,000	54,005	54,081		76
South African Rand		12/18/2019	BAML	1,777,781	118,874	116,063		(2,811)
South Korean Won		10/10/2019	BAML	1,794,711,616	1,500,000	1,500,761		761
South Korean Won		10/11/2019	BAML	1,778,685,000	1,500,000	1,487,400		(12,600)
South Korean Won		10/18/2019	BAML	1,788,675,000	1,500,000	1,496,060		(3,940)
South Korean Won		10/4/2019	BAML	1,549,288,000	1,300,000	1,295,305		(4,695)
South Korean Won		12/18/2019	BAML	1,002,957,189	844,341	840,435		(3,906)
Swedish Krona		10/1/2019	BAML	2,040,378	208,045	207,521		(524)
Swedish Krona		10/16/2019	BAML	42,410,000	4,380,687	4,317,740		(62,947)
Swedish Krona		10/2/2019	BAML	4,630,000	470,859	470,904		45
Swedish Krona		12/18/2019	BAML	1,431,652	149,364	146,397		(2,967)
Swiss Franc		10/1/2019	BAML	1,290,000	1,302,627	1,293,691		(8,936)
Swiss Franc		10/16/2019	BAML	3,060,000	3,091,928	3,072,643		(19,285)
Swiss Franc		10/2/2019	BAML	1,019,088	1,024,353	1,022,013		(2,340)
Swiss Franc		11/6/2019	BAML	1,368,753	1,384,912	1,376,932		(7,980)
Taiwan Dollar		10/15/2019	BAML	12,326,400	400,000	397,623		(2,377)
Taiwan Dollar		10/17/2019	BAML	12,306,674	400,000	397,034		(2,966)
Taiwan Dollar		10/18/2019	BAML	15,451,000	500,000	498,506		(1,494)
Taiwan Dollar		10/4/2019	BAML	12,455,200	400,000	401,512		1,512
Taiwan Dollar		12/18/2019	BAML	10,311,205	335,376	333,862		(1,514)
Turkish Lira New		10/1/2019	BAML	857,295	151,797	151,827		30
Turkish Lira New		10/16/2019	BAML	2,900,000	505,576	511,021		5,445
Turkish Lira New		11/6/2019	BAML	2,875,059	500,000	502,919		2,919
Turkish Lira New		12/18/2019	BAML	9,132,867	1,544,340	1,576,959		32,619
								(341,424)

Foreign Currency		Settlement Date	Counterparty	Currency Amount Purchased	Cost of USD Sold	U.S. $ Value		Unrealized Appreciation/ (Depreciation)
To Sell:
Australian Dollar		10/1/2019	BAML	(1,100,000)	$(743,530)	$(741,895)		$1,635
Australian Dollar		10/16/2019	BAML	(4,280,000)	(2,919,693)	(2,888,221)		31,472
Australian Dollar		10/2/2019	BAML	(270,000)	(182,397)	(182,112)		285
Australian Dollar		11/20/2019	BAML	(1,710,000)	(1,157,694)	(1,155,261)		2,433
Australian Dollar		11/6/2019	BAML	(2,100,000)	(1,425,791)	(1,418,195)		7,596
Australian Dollar		12/18/2019	BAML	(1,010,000)	(689,732)	(682,889)		6,843
Brazilian Real		10/16/2019	BAML	(7,810,000)	(1,901,676)	(1,873,042)		28,634
Brazilian Real		10/2/2019	BAML	(5,913,626)	(1,423,370)	(1,419,703)		3,667
Brazilian Real		11/4/2019	BAML	(6,264,380)	(1,505,892)	(1,500,372)		5,520
British Pound		10/1/2019	BAML	(560,895)	(689,721)	(691,191)		(1,470)

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Foreign Currency		Settlement Date	Counterparty	Currency Amount Purchased	Cost of USD Sold	U.S. $ Value		Unrealized Appreciation/ (Depreciation)
To Sell (Continued):
British Pound		10/16/2019	BAML	(2,950,000)	$(3,618,852)	$(3,637,546)		$(18,694)
British Pound		10/2/2019	BAML	(390,000)	(480,092)	(480,597)		(505)
British Pound		11/20/2019	BAML	(950,000)	(1,170,462)	(1,173,002)		(2,540)
British Pound		11/6/2019	BAML	(1,687,500)	(2,103,490)	(2,082,633)		20,857
British Pound		12/18/2019	BAML	(68,000)	(84,671)	(84,067)		604
Canadian Dollar		10/1/2019	BAML	(450,000)	(339,716)	(339,883)		(167)
Canadian Dollar		10/16/2019	BAML	(1,640,000)	(1,238,676)	(1,238,953)		(277)
Canadian Dollar		11/20/2019	BAML	(400,000)	(302,270)	(302,336)		(66)
Canadian Dollar		11/6/2019	BAML	(2,800,000)	(2,112,860)	(2,115,971)		(3,111)
Canadian Dollar		12/18/2019	BAML	(68,647)	(52,115)	(51,915)		200
Chilean Peso		10/15/2019	BAML	(143,186,000)	(200,000)	(196,676)		3,324
Chilean Peso		10/24/2019	BAML	(143,030,000)	(200,000)	(196,495)		3,505
Chilean Peso		10/28/2019	BAML	(144,328,000)	(200,000)	(198,293)		1,707
Chilean Peso		10/9/2019	BAML	(143,090,125)	(200,000)	(196,522)		3,478
Chilean Peso		12/18/2019	BAML	(1,471,155,037)	(2,070,242)	(2,023,684)		46,558
Chinese Yen		10/8/2019	BAML	(712,619)	(100,000)	(99,771)		229
Chinese Yen		10/9/2019	BAML	(2,854,315)	(400,000)	(399,608)		392
Chinese Yen		11/6/2019	BAML	(13,501,881)	(1,900,000)	(1,888,706)		11,294
Colombian Peso		10/15/2019	BAML	(677,824,000)	(200,000)	(194,754)		5,246
Colombian Peso		10/17/2019	BAML	(338,608,000)	(100,000)	(97,281)		2,719
Colombian Peso		10/7/2019	BAML	(689,112,000)	(200,000)	(198,066)		1,934
Czech Koruna		12/18/2019	BAML	(41,216,532)	(1,761,302)	(1,743,413)		17,889
Euro		10/1/2019	BAML	(2,295,000)	(2,509,191)	(2,502,000)		7,191
Euro		10/16/2019	BAML	(8,180,000)	(9,008,477)	(8,928,131)		80,346
Euro		10/2/2019	BAML	(325,000)	(354,967)	(354,316)		651
Euro		11/20/2019	BAML	(4,050,000)	(4,435,896)	(4,431,740)		4,156
Euro		11/6/2019	BAML	(2,250,000)	(2,486,058)	(2,459,822)		26,236
Euro		12/18/2019	BAML	(1,458,000)	(1,622,907)	(1,599,179)		23,728
Hong Kong Dollar		12/18/2019	BAML	(211,516)	(27,000)	(27,002)		(2)
Hungary Forint		10/2/2019	BAML	(30,689,698)	(100,000)	(99,885)		115
Hungary Forint		11/6/2019	BAML	(390,730,860)	(1,300,000)	(1,274,307)		25,693
Hungary Forint		12/18/2019	BAML	(457,723,980)	(1,540,760)	(1,496,866)		43,894
Indian Rupee		10/15/2019	BAML	(65,081,250)	(900,000)	(916,977)		(16,977)
Indian Rupee		10/21/2019	BAML	(64,996,920)	(900,000)	(915,164)		(15,164)
Indian Rupee		10/29/2019	BAML	(64,045,170)	(900,000)	(900,941)		(941)
Indian Rupee		10/7/2019	BAML	(65,334,330)	(900,000)	(921,381)		(21,381)
Indian Rupee		12/18/2019	BAML	(38,670,473)	(532,671)	(541,124)		(8,453)
Israeli Shekel		12/18/2019	BAML	(76,233)	(21,717)	(22,026)		(309)
Japanese Yen		10/1/2019	BAML	(69,500,000)	(643,953)	(643,071)		882
Japanese Yen		10/16/2019	BAML	(409,000,000)	(3,817,341)	(3,788,316)		29,025
Japanese Yen		10/2/2019	BAML	(62,604,423)	(579,578)	(579,276)		302
Japanese Yen		11/20/2019	BAML	(156,000,000)	(1,447,931)	(1,448,229)		(298)
Japanese Yen		11/6/2019	BAML	(175,000,000)	(1,629,365)	(1,623,298)		6,067
Japanese Yen		12/18/2019	BAML	(5,380,867)	(50,680)	(50,078)		602
Mexican Peso		10/1/2019	BAML	(1,730,000)	(87,774)	(87,621)		153
Mexican Peso		10/16/2019	BAML	(3,900,000)	(199,317)	(197,024)		2,293
Mexican Peso		10/2/2019	BAML	(750,000)	(38,022)	(37,983)		39
Mexican Peso		11/6/2019	BAML	(16,000,000)	(820,958)	(805,361)		15,597
New Zealand Dollar		10/1/2019	BAML	(800,185)	(503,295)	(501,755)		1,540
New Zealand Dollar		10/16/2019	BAML	(2,880,000)	(1,833,382)	(1,806,538)		26,844
New Zealand Dollar		10/2/2019	BAML	(290,000)	(181,723)	(181,858)		(135)
New Zealand Dollar		11/20/2019	BAML	(1,630,000)	(1,023,664)	(1,023,286)		378
New Zealand Dollar		11/6/2019	BAML	(1,900,000)	(1,196,867)	(1,192,421)		4,446
Norwegian Krone		10/1/2019	BAML	(1,970,000)	(216,910)	(216,823)		87
Norwegian Krone		10/16/2019	BAML	(20,270,000)	(2,237,348)	(2,231,518)		5,830
Norwegian Krone		10/2/2019	BAML	(840,000)	(92,539)	(92,451)		88

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Foreign Currency		Settlement Date	Counterparty	Currency Amount Purchased	Cost of USD Sold	U.S. $ Value		Unrealized Appreciation/ (Depreciation)
To Sell (Continued):
Norwegian Krone		11/20/2019	BAML	(540,000)	$(59,482)	$(59,478)		$4
Norwegian Krone		11/6/2019	BAML	(11,576,153)	(1,300,000)	(1,274,873)		25,127
Norwegian Krone		12/18/2019	BAML	(13,596,556)	(1,517,302)	(1,498,303)		18,999
Polish Zloty		10/16/2019	BAML	(3,520,000)	(887,510)	(878,178)		9,332
Polish Zloty		10/2/2019	BAML	(150,000)	(37,415)	(37,415)		-
Polish Zloty		11/20/2019	BAML	(280,000)	(69,878)	(69,887)		(9)
Polish Zloty		11/6/2019	BAML	(5,107,085)	(1,300,000)	(1,274,508)		25,492
Polish Zloty		12/18/2019	BAML	(5,671,072)	(1,447,260)	(1,416,164)		31,096
Russian Ruble		10/1/2019	BAML	(12,987,683)	(200,000)	(200,172)		(172)
Russian Ruble		10/16/2019	BAML	(117,540,000)	(1,784,206)	(1,808,107)		(23,901)
Russian Ruble		11/6/2019	BAML	(70,910,500)	(1,100,000)	(1,087,705)		12,295
Russian Ruble		12/18/2019	BAML	(7,719,788)	(116,093)	(117,701)		(1,608)
Singapore Dollar		11/6/2019	BAML	(3,856,457)	(2,800,000)	(2,789,868)		10,132
Singapore Dollar		12/18/2019	BAML	(5,524,985)	(4,008,465)	(3,998,873)		9,592
South African Rand		10/1/2019	BAML	(730,000)	(48,379)	(48,147)		232
South African Rand		10/16/2019	BAML	(12,390,000)	(826,364)	(815,515)		10,849
South African Rand		10/2/2019	BAML	(820,000)	(54,008)	(54,084)		(76)
South African Rand		11/6/2019	BAML	(7,375,524)	(500,000)	(484,060)		15,940
South African Rand		12/18/2019	BAML	(16,061,730)	(1,074,461)	(1,048,600)		25,861
South Korean Won		10/10/2019	BAML	(3,587,287,542)	(3,000,000)	(2,999,736)		264
South Korean Won		10/11/2019	BAML	(1,787,691,000)	(1,500,000)	(1,494,932)		5,068
South Korean Won		10/18/2019	BAML	(1,778,685,000)	(1,500,000)	(1,487,705)		12,295
South Korean Won		10/25/2019	BAML	(1,788,690,000)	(1,500,000)	(1,496,380)		3,620
South Korean Won		10/4/2019	BAML	(1,577,680,000)	(1,300,000)	(1,319,043)		(19,043)
South Korean Won		12/18/2019	BAML	(5,177,257,252)	(4,359,178)	(4,338,323)		20,855
Swedish Krona		10/1/2019	BAML	(2,040,000)	(208,427)	(207,486)		941
Swedish Krona		10/16/2019	BAML	(42,410,000)	(4,337,321)	(4,317,740)		19,581
Swedish Krona		10/2/2019	BAML	(4,630,000)	(471,672)	(470,898)		774
Swedish Krona		11/20/2019	BAML	(18,050,000)	(1,845,685)	(1,841,798)		3,887
Swedish Krona		11/6/2019	BAML	(12,604,914)	(1,300,000)	(1,285,146)		14,854
Swedish Krona		12/18/2019	BAML	(15,654,143)	(1,635,645)	(1,600,745)		34,900
Swiss Franc		10/1/2019	BAML	(1,290,000)	(1,300,894)	(1,293,696)		7,198
Swiss Franc		10/16/2019	BAML	(3,060,000)	(3,091,458)	(3,072,640)		18,818
Swiss Franc		10/2/2019	BAML	(1,144,088)	(1,146,317)	(1,147,364)		(1,047)
Swiss Franc		11/20/2019	BAML	(710,000)	(714,834)	(715,016)		(182)
Swiss Franc		11/6/2019	BAML	(2,118,753)	(2,144,186)	(2,131,414)		12,772
Taiwan Dollar		10/15/2019	BAML	(12,449,200)	(400,000)	(401,584)		(1,584)
Taiwan Dollar		10/17/2019	BAML	(12,328,800)	(400,000)	(397,748)		2,252
Taiwan Dollar		10/18/2019	BAML	(15,403,699)	(500,000)	(496,980)		3,020
Taiwan Dollar		10/25/2019	BAML	(15,442,000)	(500,000)	(498,426)		1,574
Taiwan Dollar		10/4/2019	BAML	(12,540,000)	(400,000)	(404,245)		(4,245)
Taiwan Dollar		12/18/2019	BAML	(135,336,110)	(4,370,106)	(4,381,982)		(11,876)
Turkish Lira New		10/1/2019	BAML	(857,295)	(151,302)	(151,828)		(526)
Turkish Lira New		10/16/2019	BAML	(1,980,000)	(344,926)	(348,904)		(3,978)
Turkish Lira New		11/6/2019	BAML	(4,634,584)	(800,000)	(810,705)		(10,705)
Turkish Lira New		12/18/2019	BAML	(163,787)	(27,653)	(28,280)		(627)
								701,759

								Unrealized
		Settlement		Currency Amount	Currency Amount	Market Value	Market Value	Appreciation/
Foreign Currency		Date	Counterparty	Purchased Buy	Purchased Sell	Buy	Sell	(Depreciation)
To Buy:	To Sell:
Australian Dollar	British Pound	10/2/2019	BAML	227,406	(125,000)	153,374	(154,038)	(664)
Australian Dollar	British Pound	11/6/2019	BAML	229,701	(125,000)	155,124	(154,269)	855
Australian Dollar	Japanese Yen	10/1/2019	BAML	600,000	(43,757,700)	404,670	(404,883)	(213)
Australian Dollar	Japanese Yen	11/6/2019	BAML	200,000	(14,616,240)	135,066	(135,580)	(514)
Australian Dollar	New Zealand Dollar	10/1/2019	BAML	200,000	(215,646)	134,890	(135,221)	(331)
Australian Dollar	New Zealand Dollar	11/6/2019	BAML	3,200,000	(3,444,779)	2,161,059	(2,161,909)	(852)
Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
								Unrealized
		Settlement		Currency Amount	Currency Amount	Market Value	Market Value	Appreciation/
Foreign Currency		Date	Counterparty	Purchased Buy	Purchased Sell	Buy	Sell	(Depreciation)
To Buy:	To Sell:
British Pound	Australian Dollar	11/6/2019	BAML	875,000	$(1,609,016)	$1,079,884	$(1,086,618)	$(6,735)
British Pound	Euro	10/1/2019	BAML	177,854	(200,000)	219,170	(218,040)	1,129
British Pound	Euro	11/6/2019	BAML	531,487	(600,000)	655,937	(655,952)	(16)
British Pound	Japanese Yen	10/1/2019	BAML	125,000	(16,581,175)	154,038	(153,423)	615
British Pound	Japanese Yen	10/2/2019	BAML	125,000	(16,603,473)	154,037	(153,629)	407
British Pound	Japanese Yen	11/6/2019	BAML	125,000	(16,706,650)	154,269	(154,971)	(702)
Canadian Dollar	Australian Dollar	11/6/2019	BAML	2,166,994	(2,400,000)	1,637,605	(1,620,794)	16,811
Canadian Dollar	Euro	11/6/2019	BAML	1,654,922	(1,125,000)	1,250,631	(1,229,911)	20,720
Canadian Dollar	Japanese Yen	10/1/2019	BAML	200,000	(16,275,352)	151,057	(150,594)	464
Canadian Dollar	Japanese Yen	11/6/2019	BAML	600,000	(48,692,340)	453,423	(451,670)	1,753
Euro	Australian Dollar	11/6/2019	BAML	625,000	(1,018,379)	683,284	(687,743)	(4,459)
Euro	British Pound	10/1/2019	BAML	200,000	(177,832)	218,039	(219,141)	(1,099)
Euro	British Pound	10/2/2019	BAML	100,000	(88,345)	109,019	(108,869)	152
Euro	British Pound	11/6/2019	BAML	1,500,000	(1,329,593)	1,639,882	(1,640,920)	(1,039)
Euro	Hungary Forint	11/6/2019	BAML	300,000	(100,140,440)	327,976	(326,592)	1,384
Euro	Japanese Yen	10/1/2019	BAML	500,000	(59,096,157)	545,106	(546,806)	(1,706)
Euro	Japanese Yen	10/2/2019	BAML	100,000	(11,785,961)	109,021	(109,054)	(33)
Euro	Japanese Yen	11/6/2019	BAML	900,000	(106,752,310)	983,927	(990,233)	(6,305)
Euro	Norwegian Krone	11/6/2019	BAML	1,125,000	(11,119,098)	1,229,911	(1,224,538)	5,373
Euro	Polish Zloty	10/2/2019	BAML	100,000	(437,123)	109,021	(109,032)	(12)
Euro	Polish Zloty	11/6/2019	BAML	300,000	(1,306,343)	327,976	(326,007)	1,969
Euro	Swedish Krona	10/1/2019	BAML	125,000	(1,341,591)	136,275	(136,449)	(174)
Euro	Swedish Krona	11/6/2019	BAML	1,500,000	(16,102,366)	1,639,882	(1,641,733)	(1,852)
Hungary Forint	Euro	11/6/2019	BAML	33,620,050	(100,000)	109,646	(109,325)	321
Japanese Yen	Australian Dollar	10/1/2019	BAML	43,671,308	(600,000)	404,083	(404,670)	(587)
Japanese Yen	Australian Dollar	10/2/2019	BAML	14,595,770	(200,000)	135,052	(134,890)	162
Japanese Yen	Australian Dollar	11/6/2019	BAML	131,358,220	(1,800,000)	1,218,477	(1,215,595)	2,882
Japanese Yen	British Pound	10/1/2019	BAML	16,568,806	(125,000)	153,308	(154,038)	(729)
Japanese Yen	British Pound	11/6/2019	BAML	50,140,637	(375,000)	465,104	(462,807)	2,297
Japanese Yen	Canadian Dollar	10/1/2019	BAML	16,307,660	(200,000)	150,892	(151,057)	(165)
Japanese Yen	Canadian Dollar	11/6/2019	BAML	113,216,420	(1,400,000)	1,050,194	(1,057,985)	(7,792)
Japanese Yen	Euro	10/1/2019	BAML	58,991,692	(500,000)	545,837	(545,101)	739
Japanese Yen	Euro	10/2/2019	BAML	11,778,821	(100,000)	108,986	(109,019)	(33)
Japanese Yen	Euro	11/6/2019	BAML	95,252,560	(800,000)	883,561	(874,603)	8,958
Japanese Yen	New Zealand Dollar	10/1/2019	BAML	13,527,520	(200,000)	125,168	(125,410)	(242)
Japanese Yen	New Zealand Dollar	11/6/2019	BAML	95,022,940	(1,400,000)	881,432	(878,626)	2,805
Japanese Yen	Swiss Franc	10/1/2019	BAML	27,219,925	(250,000)	251,861	(250,715)	1,147
Japanese Yen	Swiss Franc	10/2/2019	BAML	162,551,798	(1,500,000)	1,504,064	(1,504,283)	(221)
Japanese Yen	Swiss Franc	11/6/2019	BAML	189,928,425	(1,750,000)	1,761,774	(1,760,457)	1,316
New Zealand Dollar	Australian Dollar	10/1/2019	BAML	214,724	(200,000)	134,644	(134,890)	(246)
New Zealand Dollar	Australian Dollar	11/6/2019	BAML	646,267	(600,000)	405,591	(405,198)	392
New Zealand Dollar	Japanese Yen	10/1/2019	BAML	200,000	(13,566,935)	125,409	(125,532)	(122)
New Zealand Dollar	Japanese Yen	11/6/2019	BAML	800,000	(54,111,820)	502,072	(501,941)	132
Norwegian Krone	Swedish Krona	11/6/2019	BAML	3,000,000	(3,253,633)	330,388	(331,727)	(1,340)
Polish Zloty	Euro	10/2/2019	BAML	438,098	(100,000)	109,274	(109,021)	255
Swedish Krona	Euro	10/1/2019	BAML	1,341,213	(125,000)	136,411	(136,275)	136
Swedish Krona	Euro	11/6/2019	BAML	1,341,973	(125,000)	136,822	(136,657)	165
Swiss Franc	British Pound	11/6/2019	BAML	309,906	(250,000)	311,758	(308,538)	3,220
Swiss Franc	Euro	11/6/2019	BAML	1,785,561	(1,625,000)	1,796,230	(1,776,538)	19,692
Swiss Franc	Japanese Yen	10/1/2019	BAML	250,000	(27,219,800)	250,715	(251,860)	(1,146)
Swiss Franc	Japanese Yen	10/2/2019	BAML	250,000	(27,228,754)	250,715	(251,944)	(1,229)
Swiss Franc	Japanese Yen	11/6/2019	BAML	1,000,000	(108,678,225)	1,005,976	(1,008,097)	(2,121)
								53,572

BAML - Bank of America Merrill Lynch			Net unrealized appreciation on forward currency contracts					413,907

Altegris Funds
CONSOLIDATED PORTFOLIOS OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

The following is a summary of significant accounting policies followed by the Funds in preparation of their consolidated financial statements. The policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”). The Funds operate as investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies including FASB Accounting Standard Update ASU 2013-08. The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the year ended. Actual results could differ from those estimates.

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Futures shall be valued at the final settlement price (typically at 4:00 P.M. Eastern Time) on the valuation date. Forward foreign exchange contracts are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Options are valued based on the daily price reported from the counterparty or pricing agent. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process –  As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2019 for the Fund’s assets and liabilities measured at fair value:

Futures Evolution
Assets		Level 1	Level 2	Level 3	Total
Investments
Common Stock		$101,952	$-	$-	$101,952
Bonds & Notes		-	348,520,849	-	348,520,849
U.S. Treasury Bills		-	7,520,367	-	7,520,367
Options		-	113,023,772	-	113,023,772
Total Investments		$101,952	$469,064,988	$-	$469,166,940

GSA Trend
Assets		Level 1	Level 2	Level 3	Total
Investments
U.S. Government Treasury Bills		$-	$12,225,983	$-	$12,225,983
Derivatives
Forward foreign currency contracts		-	458,519	-	458,519
Total Investments		$-	$12,684,502	$-	$12,684,502
Liabilities		Level 1	Level 2	Level 3	Total
Derivatives
Futures Contracts		$422,444	$-	$-	$422,444
Total Liabilities		$422,444	$-	$-	$422,444

Managed Futures
Assets		Level 1	Level 2	Level 3	Total
Investments
U.S. Government Treasury Bills		$-	$44,153,983	$-	$44,153,983
Derivatives
Forward foreign currency contracts		-	413,907	-	413,907
Total Investments		$-	$44,567,890	$-	$44,567,890
Liabilities		Level 1	Level 2	Level 3	Total
Derivatives
Futures Contracts		$463,604	$-	$-	$463,604
Total Liabilities		$463,604	$-	$-	$463,604

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – The consolidated financial statements of Altegris GSA Trend Strategy Fund with AGSAT Fund Limited (“AGSAT”) and Altegris Managed Futures Strategy Fund with AMFS Fund Limited (“AMFS”) include the accounts of AGSAT and AMFS (collectively the “CFCs”) as wholly-owned and controlled foreign corporation subsidiaries, in which each Fund may invest up to 25% of its total assets.

Altegris Advisors, L.L.C. (the “Advisor”) fair values ISAM and WNTN purchase options daily based on the CTAs’ position information on a next-trading day basis. The Advisor applies current day pricing to the CTAs’ positions calculating an estimated profit and loss which is then used to determine a daily fair value NAV for each CTA. The Advisor receives a daily CTA estimated profit and loss figure from each CTA which is compared to the Advisors estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to, reviewing current prices and speaking with the CTA. The Advisor then makes a final determination on the fair value NAV for each CTA, using either the Advisor’s estimate or the CTA’s estimate. The Advisor’s fair value NAV is back reviewed daily and reviewed by the Fund’s fair valuation committee on a regular basis. For financial reporting purposes, at September 30, 2019, the NAV is calculated using the current market values of the Fund’s total consolidated assets as of the close of the regular trading session of the exchange or the close price, normally at 4 P.M. Eastern Time on each day the NYSE is open for business.

A summary of the Fund’s investment in the CFCs are as follows:

		Inception Date of AGSAT	AGSAT Net Assets at September 30, 2019	% of Total Net Assets at September 30, 2019
AGSAT		March 17, 2017	$2,470,693	7.96%

		Inception Date of AMFS	AMFS Net Assets at September 30, 2019	% of Total Net Assets at September 30, 2019
AMFS		September 11, 2010	$3,492,056	5.18%

Option Transactions - When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Fund invests in options which are not traded on an exchange. In doing so, it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. The Fund holds fully funded options with Nomura Securities (Bermuda), Ltd. The options provide exposure to the daily returns of a reference asset on a 1 to 1 basis. According to the terms of the option, the Adviser may increase or decrease this exposure on a daily basis. The Fund pays an upfront premium of 1.10% per annum, which is charged based on the contract year, which is accrued daily over the contract period. The option contracts were initially entered into as of August 16, 2017, and have a two year valuation period, which may be extended or reduced to zero at any time. Based on the terms of the call option agreement, the Fund amortizes the option premiums on a straight-line basis for a one-year period with the unamortized balance due from the counterparty as a rebate in the case of an early exercise subject to an early exercise fee.
Futures Contracts – The Funds are each subject to equity price risk in the normal course of pursuing their investment objectives. Each Fund may sell futures contracts to hedge against market risk and to reduce return volatility. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Funds may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain a Funds volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Forward Foreign Currency Contracts - A Fund may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the statements of operations.

Market Risk: The risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Funds. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which a Fund's assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Funds are exposed to market risk on derivative contracts in that a Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in each Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. Each Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the schedule of investments.

Counterparty Risk: The Funds invest in derivative instruments issued for the Funds by Barclays Bank PLC (“Barclays”), a Barclays Product or other Counterparty’s products, as applicable (the “Product”). If Barclays or a counterparty becomes insolvent, it may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Barclays’ or any counterparty’s financial standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: The risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. Each Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result the Funds may not be able to quickly liquidate their investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds do not anticipate any material losses as a result of liquidity risk.

Currency Risk: The Funds invest in financial instruments and enter into transactions that are denominated in currencies other than their functional currency. Consequently, each Fund is exposed to risks that the exchange rate of its currency relative to other foreign currencies may change in a manner that has an adverse effect on the fair value or future cash flows of that portion of each Fund’s assets or liabilities denominated in currencies other than the USD. Each Fund’s currency risk is managed on an ongoing basis by the various CTAs in accordance with policies and procedures in place and may consider hedging significant foreign currency exposure should the need arise.

The following is a summary of risk exposure for the unrealized appreciation/(depreciation) of derivative instruments utilized by each fund as of September 30, 2019:
GSA Trend Strategy Fund
Contract Type	Primary Risk Exposure		Net Unrealized Appreciation/ (Depreciation)
Futures Contracts	Currency		$132,980
Futures Contracts	Commodity		(28,213)
Futures Contracts	Equity		17,993
Futures Contracts	Interest Rate		(545,204)
			$(422,444)

Forward Currency Contracts	Currency		$458,519
Managed Futures Strategy Fund
Contract Type	Primary Risk Exposure		Net Unrealized Appreciation/ (Depreciation)
Futures Contracts	Currency		$98,096
Futures Contracts	Commodity		(138,557)
Futures Contracts	Equity		5,513
Futures Contracts	Interest Rate		(428,656)
			$(463,604)

Forward Currency Contracts	Currency		$413,907

The notional value of the derivative instruments outstanding as of September 30, 2019 as disclosed in the Consolidated Portfolios of Investments and the amounts of unrealized gains and losses on derivative instruments during the period as disclosed above serve as indicators of the volume of derivative activity for the Funds.

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at September 30, 2019, were as follows:

Tax Cost		Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Futures Evolution	$469,945,090	$11,370,089	$(12,148,239)	$(778,150)
GSA Trend	12,225,466	1,550,984	(1,514,392)	36,592
Managed Futures	44,152,849	2,147,499	(2,196,062)	(48,563)